As filed with the Securities and Exchange Commission on June 21, 2010
Registration Nos. 2-99810 and 811-04391

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment		[ ]
Post-Effective Amendment No. 110		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940		[X]
Amendment No. 108		[X]

OLD MUTUAL FUNDS II
(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, Suite 700, Denver, Colorado 80237
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 700, Denver, Colorado 80237
(Name and Address of Agent For Service)

Copies to:
William H. Rheiner, Esq.	and to	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP		Old Mutual Capital, Inc.
2600 One Commerce Square		4643 South Ulster Street, Suite 700
Philadelphia, PA 19103		Denver, CO 80237
(215) 564-8082		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.
It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) 2008 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Old Mutual® Funds II

PROSPECTUS

INSTITUTIONAL CLASS SHARES

June 2 1, 2010

Old Mutual US Government Money Market Fund * (ticker symbol: OUGXX )
Old Mutual US Treasury Money Market Fund * (ticker symbol: OUTXX )

*Institutional Class shares of Old Mutual US Government Money Market Fund and Old Mutual US Treasury Money Market Fund are not currently offered for sale.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARIES

Old Mutual US Government Money Market Fund

Old Mutual US Treasury Money Market Fund

MORE ABOUT THE FUNDS

Purchase and Sale of Fund Shares

Tax Information

Financial Intermediary Compensation

Investment Objectives, Strategies, and Risks

Disclosure of Portfolio Holdings

MANAGEMENT

The Adviser

The Sub-Adviser

YOUR INVESTMENT

Your Share Price

Valuing Portfolio Securities

Policy Regarding Excessive or Short-Term Trading

Buying Shares

Selling Shares

General Policies

Investing in the Funds

Distributions and Taxes

Other Payments

FINANCIAL HIGHLIGHTS

Prospectus - Table of Contents

FUND SUMMARIES

Old Mutual US Government Money Market Fund

Investment Objective

The Old Mutual US Government Money Market Fund (the “Fund”) is a money market fund that seeks safety and liquidity with the highest available current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Additional fees may be imposed by your adviser, broker, or financial intermediary.

Institutional Class
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees1	0.18%
Other Expenses2	0.17%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursement	(0.15)%
Net Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement 3	0.20%

1	Management Fees include fees for advisory and administrative services.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3
Old Mutual Capital, Inc. (“Old Mutual Capital” or t he “ Adviser ”) contractually agreed to limit the operating expenses of the Institutional Class shares of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 0.20% through December 31, 2011. The Adviser is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived.   This expense limitation and fee waiver agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties. .

The Adviser voluntarily agreed to waive its fees or reimburse other Fund expenses to the extent necessary to assist the Fund in maintaining a minimum yield of 0.0%.  There is no guarantee that the Fund will maintain this yield.  The agreement to reimburse expenses to maintain a 0.0% minimum yield is voluntary and may be discontinued by the Adviser at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years *
Institutional Class	$20	$97
* The Adviser contractually agreed to limit the operating expenses of Institutional Class shares of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75%, effective January 1, 2012 through December 31, 2020.  The Adviser is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived.  The extended expense limitation agreement may be amended or continued beyond December 31, 2020 by written agreement of the parties.

Prospectus - Table of Contents

Principal Investment Strategies

To pursue its objective, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities (“U.S. Government and Agency Securities”), including repurchase agreements relating to such securities.  The Fund seeks to maintain a stable $1.00 share price.  A portion of the Fund’s dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The Fund’s Portfolio Managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk.  Based on their analysis, the Portfolio Managers invest the Fund’s assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund’s credit quality policies or jeopardizing the stability of its share price.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk.  Most of the Fund’s performance depends on interest rates.  When interest rates fall, the Fund’s yields will typically fall as well.

Credit Risk.  Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury’s discretionary authority to lend to the issuer, and still others are backed only by the issuing entity.  This means there is at least some possibility of default.

Counter-Party Risk.  Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

Yield Risk.  The Fund’s emphasis on U.S. government and agency securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.  Over time, the Fund may produce lower returns than bond or stock investments.

Market Risk.  Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.  Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Performance Information

Performance information is not presented since the Fund is new. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

Management

Investment Manager:  Old Mutual Capital, Inc.

Investment Sub-Adviser:  Dwight Asset Management Company LLC

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the “More About the Funds” section of this Prospectus on page 8.

Prospectus - Table of Contents

Old Mutual US Treasury Money Market Fund

Investment Objective

The Old Mutual US Treasury Money Market Fund (the “Fund”) is a money market fund that seeks maximum safety and liquidity with the highest available current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Additional fees may be imposed by your adviser, broker, or financial intermediary.

Institutional Class
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees1	0.18%
Other Expenses2	0.28%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursement	(0.26)%
Net Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement3	0.20%

1	Management Fees include fees for advisory and administrative services.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3
The Adviser contractually agreed to limit the operating expenses of the Institutional Class shares of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 0.20% for Institutional Class shares   through December 31, 2011.   The Adviser is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived.   This expense limitation and fee waiver agreement may be amended or continued beyond December 31, 2011 by written agreement of the parties.

The Adviser voluntarily agreed to waive its fees or reimburse other Fund expenses to the extent necessary to assist the Fund in maintaining a minimum yield of 0.0%.  There is no guarantee that the Fund will maintain this yield.  The agreement to reimburse expenses to maintain a 0.0% minimum yield is voluntary and may be discontinued by the Adviser at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years *
Institutional Class	$20	$121
*The Adviser contractually agreed to limit the operating expenses of the Institutional Class shares of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75%, effective January 1, 2012 through December 31, 2020.  The Adviser is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived. The extended expense limitation agreement may be amended or continued beyond December 31, 2020 by written agreement of the parties.

Prospectus - Table of Contents

Principal Investment Strategies

To pursue its objective, the Fund invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities.  The Fund seeks to maintain a stable $1.00 share price.

The Portfolio Managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk.  Based on their analysis, the Portfolio Managers generally invest the Fund’s assets in a mix of direct obligations of the U.S. Treasury and repurchase agreements backed by such securities that is intended to provide as high a yield as possible without violating the Fund’s credit quality policies or jeopardizing the stability of the Fund’s share price.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk.  Most of the Fund’s performance depends on interest rates.  When interest rates fall, the Fund’s yields will typically fall as well.

Counter-Party Risk.  Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

Yield Risk.  The Fund’s emphasis on direct obligations of the U.S. Treasury may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.  Over time, the Fund may produce lower returns than bond or stock investments.

Market Risk.  Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.  Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Performance Information

Performance information is not presented since the Fund is new. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

Management

Investment Manager:  Old Mutual Capital, Inc.

Investment Sub-Adviser:  Dwight Asset Management Company LLC

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to the “More About the Funds” section of this Prospectus on page 8.

Prospectus - Table of Contents

MORE ABOUT THE FUNDS

Purchase and Sale of Fund Shares

Institutional Class shares of the Funds are not currently offered for sale but may be in the future.

Institutional Class shares may be purchased by certain eligible investors and require a minimum initial investment of $1 million in a Fund.   Eligible investors may also purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund , provided they sign a Letter of Intent (“LOI”) committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  The Adviser reserves the right to change the investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.

You may purchase or sell your shares of the Fund any day the Fund is open for business by contacting your broker-dealer or other financial institution at which you maintain an account or by contacting the Fund’s transfer agent at 800-347-9256.  Your broker-dealer or financial institution may charge you a fee for this service.

For more information about investment minimums and buying and selling shares, refer to the “Your Investment” section of this Prospectus.

Tax Information

The Fund’s distributions (other than a return of capital) are generally taxable to you as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

For more information about taxes, refer to the “Your Investment” section of this Prospectus.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Strategies, and Risks

The Fund Summaries section of this Prospectus describes the investment objective, principal strategies, and principal risks of each Fund.  This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds.  Each Fund seeks to achieve its investment objective through its principal investment strategies.  Each Fund is authorized to change its investment objective without shareholder approval, although neither currently intends to do so.

The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.  The back cover of this Prospectus explains how you can get a copy of the SAI.

Fixed Income Securities.  Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments.  Fixed income security prices fluctuate over time.  The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

A Fund’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  A change in interest rates will affect the value of a Fund’s fixed income investments.  Debt securities tend to move inversely with changes in interest rates.  For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities held by the Old Mutual US Government Money Market Fund also fluctuates with the credit quality of the issuers of those securities.   The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt.  Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings.  If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

Fixed income securities may be issued by U.S. or non-U.S. corporate and government issuers.

Prospectus - Table of Contents

Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees charged or incurred by the other investment company.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 5 % of its total assets in securities that are not “readily marketable.”  A security is not readily marketable, or “illiquid,” if the Fund cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of the Fund.  For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”).  Under procedures adopted by the Board of Trustees (the “Board”) of Old Mutual Funds II (the “Trust”) , certain restricted securities may be deemed liquid and will not be counted toward the 5 % limit.  Investments in illiquid securities, which may include restricted securities, involve higher risks because a Fund may be unable to sell an illiquid security or sell at a reasonable price.  In addition, in order to sell a restricted security, a Fund may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security.

Disclosure of Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the SAI. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

MANAGEMENT

The Adviser

Old Mutual Capital, located at 4643 South Ulster Street, Suite 7 00, Denver, Colorado 80237, is the investment manager to each Fund. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH") .  OMUSH is a wholly-owned subsidiary of OM Group (UK) Limited, which , in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees investment decisions made by the Sub-Adviser, including monitoring the performance, securities holdings, and portfolio trading of the Sub-Adviser.  The Adviser also oversees the Sub-Adviser’s compliance with prospectus limitations and other relevant investment restrictions.

Old Mutual Capital and the Trust have applied to the SEC for an exemptive order granting exemptions from certain provisions of the 1940 Act, pursuant to which Old Mutual Capital will, subject to supervision and approval of the Board, be permitted to enter into and materially amend sub-advisory agreements between Old Mutual Capital, the Trust, and sub-advisers without such agreements being approved by the shareholders of the applicable Fund.  The Trust and Old Mutual Capital will therefore have the right to hire, terminate, or replace both affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers whose sub-advisory agreement has automatically terminated as a result of an assignment.  Old Mutual Capital will have the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement, and to reallocate a Fund’s assets among the sub-advisers and/or itself.  There can be no guarantee that the Trust and Old Mutual Capital will obtain this order from the SEC.  If the exemptive order is granted, the Funds intend to rely on this order to operate in the manner described above. Shareholders will be notified of any change in a sub-adviser.  Shareholders of a Fund have the right to terminate a sub-advisory agreement with a sub-adviser for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-adviser(s) for each Fund.

The Sub-Adviser

Dwight Asset Management Company LLC is a Delaware limited liability company located at 100 Bank Street, Burlington, Vermont 05401.  The Sub-Adviser manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of the Adviser.  The Sub-Adviser is a majority-owned subsidiary of OMUSH and an affiliate of the Adviser.  The Sub-Adviser has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983.

Prospectus - Table of Contents

Management Fees

For its services to the Funds, the Adviser will receive , on an annual basis, a management fee equal to 0.18% of the average daily net assets of each Fund.

The Sub-Adviser is entitled to receive a fee from the Adviser.  The fee arrangement for the Sub-Adviser is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment management agreement between the Trust and the Adviser, and the sub-advisory agreement between the Trust, the Adviser and the Sub-Adviser will be available in the Trust’s semi-annual report to shareholders dated September 30, 2010.

In addition, in the interest of limiting the expenses of the Funds, the Adviser has entered into expense limitation agreements with the Trust , on behalf of the Funds , pursuant to which the Adviser has agreed to reduce the fees payable to it under the investment management agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Expense Limit	Expiration Date
Old Mutual US Government Money Market Fund	0.20%	December 31, 2011
	2.75%	December 31, 2020

Old Mutual US Treasury Money Market Fund	0.20%	December 31, 2011
	2.75%	December 31, 2020

The Adviser is entitled to reimbursement from a Fund of any fees waived or expenses assumed pursuant to an expense limitation agreement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the fees were waived .

YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of such class’ shares outstanding.  The NAV for the Funds is normally determined at 5:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open.  The Funds do not calculate their NAV, and you may not buy or sell Fund shares, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of Fund shares will be priced at the NAV calculated after your request is received in good order by the Funds’ transfer agent.  Shares of the Funds begin to earn dividends on the day of purchase, and earn dividends until the business day before the day of redemption.  The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance.  If a Fund invests in another investment company, the Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests.  The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Valuing Portfolio Securities

When valuing portfolio securities, each Fund uses a constant amortization method and declares dividends daily in an effort to maintain a constant share price of $1.00.  Although there can be no assurances, the Funds do not anticipate that their share price will fluctuate.

Policy Regarding Excessive or Short-Term Trading

The policies regarding excessive or short-term trading adopted by the Funds’ Board that are applicable to other Old Mutual Funds I and Old Mutual Funds II portfolios (“Old Mutual Funds”) are generally not applicable to the Funds.  It is expected that the Funds will be used by shareholders for short-term investing or as cash sweep vehicles.  Notwithstanding the foregoing, a Fund reserves the right to reject any purchase or exchange order; change, suspend, or revoke the exchange privilege; or suspend the telephone order privilege if it believes that frequent purchases, exchanges, or redemptions interfere with the Fund’s management, costs, or performance.

Prospectus - Table of Contents

Buying Shares

You may purchase shares of each Fund on any day the NYSE is open.  You may purchase shares directly through the Funds’ transfer agent or through select financial service firms that are authorized to sell you shares of the Funds.  Such financial service firms may charge you a fee for this service in addition to each Fund’s public offering price.  If you purchase shares directly through the Funds’ transfer agent, your order must be received in good order before 5:00 p.m. Eastern time for your purchase order to receive that day’s offering price.  If you purchase shares through a financial service firm, the financial service firm must receive your order in good order before 5:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your purchase order to receive that day’s offering price.  On any day that the NYSE, bond market, or Federal Reserve Wire System close early, the Funds may also close early, and purchase orders received after the closing time will not be processed on that business day .  “Good order” means that you have provided sufficient information to process your request as set   forth in this Prospectus.

Orders received in good order by 5:00 p.m. Eastern time may not be processed unless payment is received by 5:30 p.m. Eastern time on the same day such order is placed.  Best efforts will be made to process an order for which payment is received between 5:30 p.m. and 6:00 p.m. Eastern time on the same day such order is placed, but no assurances can be given that such order will be successfully processed on that business day .  If payment is not received by 5:30 p.m. Eastern time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Funds, the Adviser, the transfer agent, or the custodian.

Institutional Class shares of Old Mutual US Government Money Market Fund and Old Mutual US Treasury Money Market Fund are not currently offered for sale but may be in the future.

Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

▪	A bank, trust company, or other type of depository institution purchasing shares for its own account;
▪	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
▪	Pension or profit sharing plans or the custodian for such a plan; and
▪	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of the Adviser.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund , provided they sign a n LOI committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  The Adviser reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor.

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If a Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Funds due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by the Adviser are not subject to the Institutional Class investment minimums.  Please see the SAI for more information on LOIs.

Selling Shares

You may sell shares of each Fund on any day the NYSE is open.  You may sell shares directly through the Funds’ transfer agent or through authorized financial service firms.  If shares are sold through a financial service firm, such financial service firm may charge you a fee for this service.  If you sell shares directly through the Funds’ transfer agent, your order must be received in good order before 5:00 p.m. Eastern time for your sell order to be priced at that day’s NAV.  If you sell shares through a financial service firm, the financial service firm must receive your sell order in good order before 5:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your sell order to be priced at that day’s NAV. On any day that the NYSE, bond market, or Federal Reserve Wire System close early, the Funds may also close early, and sell orders received after the closing time will not be processed on that business day .

A Fund generally sends payment for your shares the same day your order is executed, but under certain circumstances payment may not be made until the next business day and may be delayed upon the early closure of the Federal Reserve Wire System.  Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to 7 days as permitted by Section 22(e) under the 1940 Act or as otherwise permitted by the SEC.  Generally, under Section 22(e), redemption requests may be postponed or suspended, and the payment of redemption proceeds may be postponed for more than seven days, if the NYSE is closed or if trading is restricted or an emergency exists that makes the disposal of securities or the valuation of securities not reasonably practicable, as determined by the SEC.

Prospectus - Table of Contents

General Policies

▪
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT:  The Trust is required by Federal law to obtain, verify, and record information that identifies each person or entity who opens a new account.  If you do not provide this information, we may not be able to open your account.  Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

▪	Each Fund may reject or suspend account applications and purchase orders.

▪	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.

▪
When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you.  You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com.

▪	Investment instructions are irrevocable. That means that once you have caused your investment instruction to be transmitted, such investment instruction may not be modified or cancelled.

Exchanges

You may exchange some or all shares of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.  If the Funds, the Adviser, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders.  The minimum investment requirements, as stated in the section of this Prospectus entitled “Your Investment - Buying Shares”, also apply to exchanges.  Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired.  Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange.  Shareholders may realize a taxable gain or loss on any exchange.

Householding

To keep the Funds’ costs as low as possible, a single copy of most financial reports and prospectuses is delivered to shareholders who share an address, even if the accounts are registered under different names.  This process, known as "householding," does not apply to account statements.  To receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

Investing in the Funds

To Open an Account

You may open an account by calling 800-347-9256.

To Make Additional Investments

By Telephone:

You may purchase shares of a Fund by calling the transfer agent at 800-347-9256 to place your trade and wiring Federal Funds to the Fund immediately thereafter.  Investors must call the transfer agent before effecting any purchase.

Federal Funds should be wired to:

The Bank of New York Mellon
ABA#:  021000018
For further credit to a/c #8901008265, Old Mutual Capital

By Internet:

Once you have opened an account, you may place a purchase order for additional shares online. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased online in a timely fashion as set forth in this Prospectus.  This option is not currently available, but may be available in the future.  For more information regarding the option to purchase shares online, please call 800-347-9256.

Prospectus - Table of Contents

To Sell Shares

By Telephone:

You may sell shares by calling the transfer agent at 800-347-9256 to place your trade.  Please provide your name, account number, dollar amount or number of shares you wish to sell, and any other relevant instruction.  This option is not available if you declined the option to sell shares by telephone.

Via the Internet:

You may place a redemption order online. You will need to submit online authorization documents prior to redeeming shares online. This option is not currently available, but may be available in the future.  For more information regarding the option to sell shares online, please call 800-347-9256.

Distributions and Taxes

Dividends and Distributions.   Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available.  Each Fund normally calculates its net investment income per share as of 5:00 p.m. Eastern time on each business day.  Shares begin to earn dividends on the day of purchase, and continue to earn dividends until the business day before the day of redemption.  Distributions of net realized capital gains, if any, normally are paid once annually.

Each Fund’s income dividends are based on its estimated daily net income.  To the extent actual income differs from the estimated amount, adjustments are made to future days’ income dividends.

Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or Automated Clearing House transfer.

Annual Statements.   Every January, you will receive a Form 1099 DIV that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify income after your Form 1099 DIV is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Tax Considerations.   Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Because the Funds are money market funds, the Funds do not anticipate realizing any long-term capital gains.  None of the Funds’ income dividends are anticipated to be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

Sale or Redemptions of Fund Shares .  A sale or exchange of shares of a Fund, including pursuant to a systematic withdrawal plan, may also generate a tax liability for the investor unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (i) short-term capital gains will apply if you sell or exchange shares of a Fund within one year after buying them, and (ii) long-term capital gains will apply to shares of a Fund sold or exchanged after one year. The table below describes the current tax rates for non-corporate shareholders. However, because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Backup Withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Taxes on Transactions .  Your tax treatment depends on your purchase price and tax position, and you should keep your regular account statements for use in determining your tax.  Everyone's tax situation is unique.  You should always consult your tax professional about federal, state, and local tax consequences.

	Tax Rates Applicable to Sales, Exchanges, and Distributions to Individuals and Other Non-Corporate Shareholders
	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	0%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	0%	15%

Other . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes in the location in which you reside.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends designated by a Fund and paid from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), designated by a Fund as interest-related dividends and paid from qualified net interest income from U.S. sources and designated as short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Prospectus - Table of Contents

Other Payments

The Adviser, Distributor, or one or more of their affiliates, from time to time, make payments from their own resources to financial intermediaries in exchange for certain services provided by the financial intermediary, such as placing the Trust and the Funds on the financial intermediary’s sales system, placing the Trust and the Funds on the financial intermediary’s preferred or recommended list, marketing support services, networking services (including account maintenance and transaction processing), and/or administrative or recordkeeping support services (collectively, “revenue sharing payments”).  Such payments are in addition to any distribution and service fees that may be payable by a Fund.

Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the financial intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the financial intermediary.

From time to time, the Adviser or its affiliates pay “networking fees” to certain broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions.  These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Old Mutual Capital or its affiliates pay certain financial intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements); sub-accounting services; answering shareholder inquiries relating to the Trust and the Funds; delivering proxy statements, annual reports, updated prospectuses, and other communications; and other recordkeeping services relating to investments in the Funds.

Financial intermediaries may be compensated differently depending on the nature and extent of the services they provide.  Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service.  Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service, revenue sharing payments to financial intermediaries at an annual rate specified in writing by the Distributor or its affiliates.  These payments generally represent a percentage of a financial intermediary’s sales and/or the value of Fund shares within a financial intermediary’s client accounts.  In addition, financial intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediary.  Old Mutual Capital and the Sub-Adviser will benefit from the Distributor’s activity through increased advisory fees if additional assets are acquired through sale of Fund shares through such financial intermediaries.

Revenue sharing payments may provide financial intermediaries with an incentive to favor shares of a Fund over sales of shares of other mutual funds or non-mutual fund investments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial intermediary and its representatives.

For the fiscal year ended March 31, 2010, the Distributor, the Adviser, or one or more of their affiliates had no revenue sharing arrangements in place with respect to the Funds .

Payments by Old Mutual Funds II

The Trust may also, from time to time, make payments to financial intermediaries that provide administrative or recordkeeping support services, as described above.  From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES.  YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH FINANCIAL INTERMEDIARY.  IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

OMUSH receives an offset of certain recordkeeping fees from the plan sponsors of OMUSH’s participant directed 401K,  profit sharing and/or voluntary deferral plans which invest in Old Mutual Funds (collectively, the “Deferred Plans”).  The amount of the fee offset is based in part on service and/or sub-transfer agency fees received by the plan sponsors from the Old Mutual Funds’ Class Z shares within the Deferred Plans.  During the year ended March 31, 2010, the amount received by OMUSH for recordkeeping fee offsets attributable to investments by the Deferred Plans in Old Mutual Funds was approximately $36,000.

Prospectus - Table of Contents

FINANCIAL HIGHLIGHTS

Financial highlights are not presented because the Funds are new.

Prospectus - Table of Contents

For More Information

For investors who want more information about the Funds, the Statement of Additional Information (the “SAI”) is available, without charge, upon request.  The SAI provides more information about the Funds and is incorporated into this Prospectus by reference. To obtain a copy of the SAI or for other information and shareholder inquiries, contact Old Mutual Funds II:

By Telephone:

800-347-9256

By Mail:

Old Mutual Funds II
P.O. Box 219534
Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds II (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202. 551 .80 80 . Reports and other information about Old Mutual Funds II are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549- 1520 , or by electronic request at publicinfo@sec.gov.

Investment Adviser

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 881-04391

Distributed by Old Mutual Investment Partners
R-10- 036    06 /2010

Prospectus - Table of Contents

STATEMENT OF ADDITIONAL INFORMATION

Dated JUNE 2 1, 2010

Old Mutual Funds II

FUNDS AND CLASSES:

Old Mutual US Government Money Market Fund *
Institutional Class (ticker symbol:   OUGXX )

Old Mutual US Treasury Money Market Fund *
Institutional Class (ticker symbol:   OUTXX )

INVESTMENT ADVISER:

Old Mutual Capital, Inc.

*  Institutional Class shares of Old Mutual US Government Money Market Fund and Old Mutual US Treasury Money Market Fund are not currently offered for sale.

This Statement of Additional Information (“SAI”) is not a prospectus.  It is intended to provide additional information regarding the activities and operations of Old Mutual Funds II and the Funds named above (each, a “Fund” and collectively, the “Funds”).  It should be read in conjunction with the current Prospectus for the Funds.  The Prospectus, also dated June 2 1, 2010, may be obtained at no charge by calling 800-347-9256.

TABLE OF CONTENTS

THE TRUST AND THE FUNDS

INVESTMENT RESTRICTIONS

PERMITTED INVESTMENTS AND RISK CONSIDERATIONS

PORTFOLIO HOLDINGS DISCLOSURE POLICY

TRUSTEES AND OFFICERS OF THE TRUST

5% SHAREHOLDERS

THE ADVISER

THE SUB-ADVISER

THE DISTRIBUTOR

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

OTHER SERVICE PROVIDERS

FUND TRANSACTIONS

DESCRIPTION OF SHARES

VOTING RIGHTS

PURCHASES AND REDEMPTIONS OF SHARES

INVESTMENT PLANS OFFERED BY THE TRUST

DETERMINATION OF NET ASSET VALUE

TAXES

FINANCIAL STATEMENTS

EXHIBIT A

EXHIBIT B

SAI - Table of Contents

THE TRUST AND THE FUNDS

Old Mutual Funds II (the “Trust”) is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds are series portfolios of the Trust.

The Trust was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc.  On July 21, 1992, shareholders approved an Agreement and Articles of Merger pursuant to which the Trust was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc.  On July 16, 2001, the Trust was reorganized as a Delaware business trust and its name was changed to PBHG Funds.  On November 1, 2005, the Trust’s name was changed to Old Mutual Advisor Funds II, and on November 19, 2007, the Trust’s name was changed to Old Mutual Funds II.

Each Fund offers Institutional Class shares.  See the section in this SAI entitled “Description of Shares” for more information.  No investment in shares of the Funds should be made without first reading the Funds’ Prospectus.  Capitalized terms not defined in this SAI are defined in the Funds’ Prospectus.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of a Fund. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of a Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

Several of these fundamental investment restrictions include the defined term “1940 Act Laws, Interpretations, and Exemptions.”  This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Funds.

1.           Each Fund is a diversified company.  This means that no Fund will purchase the securities of any issuer if, as a result, such Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations, and Exemptions.  This restriction does not prevent the Funds from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.  (Although not a fundamental investment restriction, a Fund is subject to the diversification requirements under Rule 2a-7 of the 1940 Act (“Rule 2a-7”).)

Please refer to non-fundamental investment restriction number 1 for further information.

2.           No Fund may borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Please refer to non-fundamental investment restriction number 2 for further information.

3.           No Fund may underwrite the securities of other issuers.  This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether such Fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4.           No Fund may make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) of such Fund’s investments in the securities of issuers primarily engaged in the same industry.  This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in repurchase agreements involving such securities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) domestic bank obligations or obligations issued by U.S. branches of foreign banks .  In complying with this restriction, a Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

SAI - Table of Contents

5.           No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6.           No Fund may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7.           No Fund may make personal loans or loans of its assets to persons who control or are under common control with such Fund, except to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.  This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Please refer to non-fundamental investment restriction number 3 for further information.

8.           Each Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as such Fund.

Please refer to non-fundamental investment restriction number 4 for further information.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund has also adopted certain non-fundamental investment restrictions.  A non-fundamental investment restriction may be amended by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

1.           In complying with the fundamental investment restriction regarding issuer diversification, no Fund  will, with respect to 75% of such Fund’s total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of such Fund’s total assets would be invested in the securities of that issuer; or (ii) such Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.           A Fund may borrow from banks, broker-dealers, or current and future funds advised by Old Mutual Capital, Inc. (the “Adviser”) or an affiliate of the Adviser as well as portfolios of other registered investment companies whose investment adviser is controlling, controlled by or under common control with the Adviser (“Affiliated Funds”) on such terms and conditions as the SEC may require in an exemptive order on which the Funds may rely.  A Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes.  A Fund may not purchase additional securities when borrowings exceed 5% of such Fund’s total assets.

3.           In complying with the fundamental restriction with regard to making loans, a Fund may lend up to 33 1/3% of its total assets and may lend money to other Affiliated Funds, on such terms and conditions as the SEC may require in an exemptive order on which a Fund may rely.

4.           A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds, subject to the terms and conditions of any exemptive orders issued by the SEC on which such Fund may rely.

5.           No Fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

6.           No Fund may purchase any security if, as a result, more than 5% of its total assets would be invested in illiquid securities.  Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

A Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in this SAI immediately after and as a result of its acquisition of such security or other asset.  Accordingly, a Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

SAI - Table of Contents

PERMITTED INVESTMENTS AND RISK CONSIDERATIONS

The Prospectus discusses the principal investment strategies and risks of the Funds.  This section of the SAI supplements the discussions of the Funds’ investment strategies and policies discussed in the Prospectus.  The Funds will not necessarily buy all of the types of securities or use all of the investment techniques that are described in this section of the SAI.

Subject to prior disclosure to shareholders, the Board may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with a Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to a Fund.

Financial Services Obligations. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

To the extent a Fund concentrates its investments, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, increased competition affecting the financial services companies, consolidation and adverse economic conditions.  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge.  The profitability of financial services companies is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change.  Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers’ acceptances in which a Fund invests typically are not covered by deposit insurance.

Daily Liquid Assets.   The Funds will be required to invest at least 10% of their total assets (measured at the time of acquisition) in “daily liquid assets” and at least 30% of their total assets (measured at the time of acquisition) in “weekly liquid assets.”  “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes with remaining securities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Risks of Fixed Income Securities. Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”).

Call Risk.  When market interest rates are low, issuers generally call securities paying higher interest rates.  For this reason, a Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates.  Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities. Each Fund may purchase securities rated by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. or any other nationally recognized statistical rating organization (“NRSRO”). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Fund may rely on the ratings of any NRSRO, a Fund mainly refers to ratings assigned by S&P, Moody’s, and Fitch, Inc., which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by the Adviser, or Dwight Asset Management Company LLC, the Funds’ sub-adviser (the “Sub-Adviser”), to the rated securities in which a Fund may permissibly invest.

SAI - Table of Contents

High-quality debt securities.  High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Adviser or Sub-Adviser to be of comparable quality.

Ratings Downgrades. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund. In such a case, The Adviser or Sub-Adviser will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

Duration.  Duration of an individual portfolio security is a measure of the security’s price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios.  In computing the duration, a Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

Maturity.  Each Fund has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Fund will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Fund to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions.

U.S. Government and Agency Securities. “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States. Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.  As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. government agencies, or by instrumentalities of the U.S. government, such as Ginnie Mae (also known as the Government National Mortgage Association or GNMA), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks (“FHLB”), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the Treasury’s discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. government agency mortgage-backed securities. (See “Mortgage-Backed Securities,” below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.  The secondary market for certain of these participations is extremely limited.  In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.  The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.  Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.  The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.

Policies and Limitations.  Old Mutual US Government Money Market Fund will normally invest all of its assets in U.S. Government and Agency Securities and repurchase agreements relating to such securities and will not change this strategy without providing shareholders at least 60 days’ advance notice.

Old Mutual US Treasury Money Market Fund will normally invest all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities and will not change this strategy without providing shareholders at least 60 days’ advance notice.

Illiquid Securities. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Fund. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless The Adviser or Sub-Adviser, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions, which could be costly to it.

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Policies and Limitations. See “Non-Fundamental Investment Restriction” number 6.

Repurchase Agreements. In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Adviser and Sub-Adviser monitor the creditworthiness of sellers.

A Fund may invest in repurchase agreements backed by non-traditional collateral to the extent permitted by Rule 2a-7.  Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

Policies and Limitations. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 5% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

Old Mutual US Government Money Market Fund may only invest in repurchase agreements relating to U.S. Government and Agency Securities. Old Mutual US Treasury Money Market Fund may only invest in repurchase agreements relating to direct obligations of the U.S. Treasury.

Securities Lending . Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Adviser or Sub-Adviser, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with a Fund. A Fund may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Adviser and Sub-Adviser believe the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

Policies and Limitations. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Adviser or Sub-Adviser. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. See the section entitled “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested.  A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.

For each Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation.  However, as an operating policy, each Fund does not currently intend to invest more than 20% of its total assets in securities lending transactions.  Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Restricted Securities and Rule 144A Securities. Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Adviser or Sub-Adviser, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

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Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Board believes accurately reflects fair value.

Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund’s 5% limit on investments in illiquid securities.

When-Issued and Delayed Delivery Transactions. These transactions involve a commitment by each Fund to purchase securities that will be issued at a future date ordinarily within two months, although a Fund may agree to a longer settlement period. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery transactions enable a Fund to “lock in” what the Adviser or Sub-Adviser believe to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counter-party may fail to complete the sale of the security.  If this occurs, a Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  To reduce this risk, each Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value (“NAV”) starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.  Because a Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests.  The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions may cause a Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

Policies and Limitations. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

When a Fund purchases securities on a when-issued or delayed delivery basis, the Fund will, until payment is made, deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

Commercial Paper. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Adviser or Sub-Adviser may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund’s 5% limit on investments in illiquid securities.

Old Mutual US Government Money Market Fund may invest only in commercial paper receiving the highest rating from Standard & Poor’s (“S&P”) (A-1) or Moody’s Investors Service, Inc. (“Moody’s”)(P-1), or deemed by the Adviser or Sub-Adviser to be of equivalent quality.

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Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund’s NAV and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. The Adviser and Sub-Adviser monitor the creditworthiness of counterparties to reverse repurchase agreements.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund generally will enter into a reverse repurchase agreement only if the Adviser or Sub-Adviser anticipate that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Fund receives a large-scale redemption near 5:00 p.m. Eastern time.

Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of a Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Fund’s obligations under the agreement. A Fund may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Fund do not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

Banking and Savings Institution Securities. These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which a Fund invests typically are not covered by deposit insurance.

A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Variable or Floating Rate Securities; Demand and Put Features. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year.  The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer.  Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund’s quality standards.  Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer.  A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price.  A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

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Policies and Limitations. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

For purposes of determining its dollar-weighted average maturity, a Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Adviser and Sub-Adviser consider whether the interest rate reset is expected to cause the security to trade at approximately its par value.

Funding Agreements.  Each Fund may invest in funding agreements.  A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company.  Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less.  Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less.  An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Policies and Limitations.  Funding Agreements are generally regarded as illiquid.  Thus, each Fund may not invest in such Funding Agreements if, as a result, more than 5% of the value of its net assets would then be invested in illiquid securities.

Extendible Securities.  Each Fund may invest in extendible securities including Extendible Commercial Notes (“ECNs”), Extendible Medium-Term Notes (“XMTNs”), Trust Liquidity Notes (“TLNs”) and Secured Liquidity Notes (“SLNs”).  ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity).  Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended.  ECNs carry the same credit rating(s) as the issuer’s commercial paper.  XMTNs are short-term securities with the majority having a one month floating rate coupon.  Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity.  If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity.  Investors receive a stepped-up coupon each year the security is held.  XMTNs carry the same credit rating(s) as the issuer’s commercial paper.  TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days.  TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity.  Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor.  SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days.  SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets.  The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors.  The total rate of return swap provides both liquidity support and credit risk coverage to the investors.  Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

Loan Participations.  Each Fund may invest in loan participations, which represent a participation in a corporate loan of a commercial bank.  Such loans must be to corporations in whose obligations the Fund may invest.  Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower.   It may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due.  In such circumstances, a Fund may be subject to delays, expenses and risks that are greater than if the Fund had purchased a direct obligation (such as commercial paper) of such borrower.  Further, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent.  The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Fund are generally regarded as illiquid.

Money Market Funds.  Each Fund may invest in the shares of money market funds that are consistent with its investment objectives and policies.  The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Fund to bear proportionately the costs incurred by the other investment companies’ operations. At the same time, a Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

Although money market funds that operate in accordance with Rule 2a-7 seek to preserve a $1.00 share price, it is possible for a Fund to lose money by investing in money market funds.

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Policies and Limitations.  For cash management purposes, each Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by the Adviser or an affiliate, under specified conditions.  See “Cash Management and Temporary Defensive Positions.”

Otherwise, a Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.

Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables.  Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.  The asset-backed securities in which a Fund may invest are subject to the Fund’s overall credit requirements.  Asset-backed securities in general, however, are subject to certain risks.  Most of these risks are related to limited interests in applicable collateral.  For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due.  Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

U.S. Dollar-Denominated Foreign Debt Securities.  These are securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper.  While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risk, in addition to the credit and market risk normally associated with domestic securities.  These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the U.S.  It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

Policies and Limitations.  These investments are subject to each Fund’s quality, maturity, and duration standards.

Municipal Obligations.  Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.  The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer’s bond counsel at the time the obligations are issued.

Municipal obligations include “general obligation” securities, which are backed by the full taxing power of a municipality, and “revenue” securities, which are backed only by the income from a specific project, facility or tax.  Municipal obligations also include PABs, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority.  “Anticipation notes” are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes or revenues.  Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

The Fund may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers’ continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating.  In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Fund shares represented by such insured obligation.

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As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund’s investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities.  Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes.  Efforts are periodically undertaken that may result in a restructuring of the federal income tax system.  These developments could reduce the value of all municipal securities or the securities of particular issuers.

Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the “Rule”).  The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC’s intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future.  The Internal Revenue Service (“ IRS ”) occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time the Fund purchased the relevant security.

Listed below are different types of municipal obligations:

General Obligation Bonds.  A general obligation bond is backed by the governmental issuer’s pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond.  The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

Revenue Bonds.  Revenue bonds are backed by the income from a specific project, facility or tax.  Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable “moral obligation” of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

Most PABs are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

Resource Recovery Bonds.  Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants.  Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

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Municipal Lease Obligations.  These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities.  A Fund will usually invest in municipal lease obligations through certificates of participation (“COPs”), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality’s credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a “non-appropriation” clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Fund.

Yield and Price Characteristics of Municipal Obligations.  Municipal obligations generally have the same yield and price characteristics as other debt securities.  Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund’s investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Fund invests (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

Policies and Limitations.  Each Fund may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

Except as otherwise provided in the Prospectus for the Funds and this SAI, each Fund’s investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI.  The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.

Purchases with a Standby Commitment to Repurchase. When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period.  A standby commitment is the equivalent of a nontransferable “put” option held by a Fund that terminates if the Fund sells the obligations to a third party.

The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund’s ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

Although each Fund currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund’s investment portfolio.

Policies and Limitations. Each Fund will not invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax.

No Fund will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

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Participation Interests. The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Adviser or Sub-Adviser to be creditworthy.  A Fund has the right to sell the participation interest back to the bank, usually after seven days’ notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

Policies and Limitations. No Fund will purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.

Mortgage-Backed Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans.  They may be issued or guaranteed by a U.S. government agency or instrumentality (such as Ginnie Mae, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the U.S., or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. government agency mortgage-backed securities or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.  Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund use an approach that the Adviser or Sub-Adviser believe is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

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Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Adviser and Sub-Adviser consider such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if the Adviser or Sub-Adviser determines that the securities meet the Fund’s quality standards. The Adviser and Sub-Adviser will, consistent with the Fund’s investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Policies and Limitations. A Fund may not purchase mortgage-backed securities that, in the Adviser or Sub-Adviser’s opinion, are illiquid if, as a result, more than 5% of the Fund’s net assets would be invested in illiquid securities. A Fund may invest in U.S. government agency mortgage-backed securities only if they are backed by the full faith and credit of the U.S.

Zero Coupon Securities.  Each Fund may invest in zero coupon securities.  These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value.  This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities (including municipal obligations) must be taken into account for tax purposes ratably by each Fund prior to the receipt of any actual payments.

Because each Fund must distribute to its shareholders substantially all of its taxable and tax-exempt net investment income (including non-cash income attributable to zero coupon securities) each year for federal income and (in the case of taxable income) excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Leverage.  A Fund may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage.  Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations.  For example, leverage may amplify changes in a Fund’s NAV.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage from borrowing creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s total return will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund’s shareholders as dividends will be reduced.  Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

Policies and Limitations.  Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

However, as an operating policy, a Fund will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

Each Fund may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

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Cash Management and Temporary Defensive Positions.  For temporary defensive purposes, or to manage cash pending investment or payout, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

Terrorism Risks.  Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund’s operations.

Recent Market Events.  Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large.  Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.  It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusually liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default.  These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all.  As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

Mortgage-backed securities have been especially affected by these recent market events.  Throughout 2008 and 2009 , the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity.  Markets for other asset-backed securities have also been affected.  In the mortgage sector, there have been rising delinquency rates.  These defaults have caused unexpected losses for loan originators and certain lenders.  Traditional market participants have been less willing to make a market in some types of debt instruments, which h as affected the liquidity of those instruments.  Illiquid investments may be harder to value, especially in changing markets.  These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy.  Events in the financial markets and the broader economy are also eroding the tax bases of many state and local governments, as well as their access to the credit markets.  This has put downward pressure on the value of many municipal securities.  Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies.  The U.S. government has inject ed liquidity into certain large financial services companies and establish ed programs to assist in the purchase of money market instruments.  The long-term effect of these efforts is, of course, not yet known.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given regulators new leverage.  Federal, state, and other governments, their regulatory agencies, or self regulatory organization may take actions that affect the instruments in which the Fund s invest, or the issuers of such instruments, in ways that are unforeseeable.  In particular, the re continues to be pressure for legislation to modify the terms of home mortgages and regulate the issuance of mortgage-backed securities in ways that could limit the ability of investors in those securities, such as certain of the Funds, to realize their full value.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

Portfolio holdings information related to a Fund, including the top holdings, will be made available to the general public, at oldmutualfunds.com, fifteen calendar days after the end of each calendar quarter.  A Fund’s portfolio holdings as of a period end are publicly disclosed four times per year with the SEC on Form N-CSR or Form N-Q.  These reports are available, free of charge, on the SEC’s website, at http://www.sec.gov.  Service providers that have contracted to provide services to the Trust (including the custodian, sub-administrator, broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids, counsel to the Trust, the Trust’s auditors, and certain others) and which require portfolio holdings information in order to perform those services may receive Fund holdings information prior to and more frequently than the public disclosure of such information (“non-standard disclosure”).  These service providers are required to maintain the confidentiality of the information disclosed either by explicit agreement or by virtue of their respective duties to the Trust.  Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to the Adviser or the Trust, provided that the service is related to the investment advisory services that the Adviser provides to the Trust.

Beginning October 7, 2010, information concerning the Funds’ portfolio holdings, as well as their dollar-weighted average portfolio maturity as of the last business day of the preceding month, will be posted on the Trust’s website no later than five business days after the end of the month and remain posted on the website for six months thereafter.  In addition, by no later than December 7, 2010, the Trust will file monthly with the Securities and Exchange Commission portfolio holdings and other information about the Funds’ portfolios as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month-end.

Non-standard disclosure of portfolio holdings may only be made subject to the following conditions:

•	a written request for non-standard disclosure must be submitted to and approved in writing by either the Adviser’s chief compliance officer, general counsel, or chief investment officer;

•	the request must relate to an appropriate business purpose; and

•
the holdings information is disclosed pursuant to the terms of a written confidentiality agreement between the Adviser and the recipient of the holdings information, unless such party is a regulatory or other governmental entity.

The Board has approved a portfolio holdings disclosure policy and must approve any material change to the policy.  In addition, the Adviser regularly presents to the Board a list of recipients, if any, of non-standard disclosure of portfolio holdings information.  In no event shall the Trust, Adviser, Sub-Adviser, or any other entity receive any compensation in connection with the disclosure of a Fund’s portfolio holdings.

Listed below are the entities that currently receive non-standard disclosure of Fund holdings information.  No compensation or other consideration is received by the Trust, the Adviser, or any other entity in connection with each such arrangement.  In all cases, holdings information is subject to a confidentiality agreement, may only be used for the specific and legitimate business purpose to which the parties agreed, and there is a prohibition on trading based on the information received.

Entity Name	Frequency of Holdings Disclosure
FactSet Research Systems, Inc.	Full holdings are disclosed on a daily basis.
Old Mutual Fund Services	Full holdings are disclosed on a daily basis.
Ibbotson Associates Advisors, LLC	Full holdings are disclosed on a daily basis.
Gordon, Haskett & Co.	Full holdings are disclosed on a daily basis.
Bloomberg	Top 10 fund holdings are disclosed 25 days after the end of each calendar month.
The Bank of New York Mellon	Full holdings are disclosed on a daily basis.
RiskMetrics Group / ISS	Full holdings are disclosed on a daily basis.
State Street Bank and Trust Company	Full holdings are disclosed on a daily basis.
Standard & Poors	Full holdings are disclosed on a weekly basis.
iMoneyNet	Sector breakdowns are disclosed on a weekly basis.

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TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT OF THE TRUST

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware.  The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust.  The Board is responsible for approving each Fund’s investment goals, policies, and investment strategies, as well as any amendments thereto recommended by the Adviser.  The Board also oversees the operation of the Trust by its officers and various service providers as they affect a Fund, but they do not actively participate in the day-to-day operation of or decision making process related to a Fund.

The Trustees have no official term of office and generally serve until they reach the mandated retirement age of 72, resign, or are not reelected.  The Trustees and executive officers of the Trust and their principal occupations for the last five years or that are relevant to their duties as Trustees, are set forth below.  Each may have held other positions with the named companies during that period.  The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 700, Denver, Colorado 80237.

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
L. Kent Moore Born 1955	Chairman of the Board and Trustee	Since April 19, 2010	Managing Member, Eagle River Ventures, LLC (investments) since 2003. Chairman, Foothills Energy Ventures, LLC, since 2006. Partner, WillSource Enterprise, LLC (oil and gas exploration and production), 2005 to 2006. Managing Director, High Sierra Energy, LP (holding company of natural resource related businesses), 2004 to 2005. Portfolio Manager and Vice President of Janus Capital Corp. , 2000 to 2002. Senior Analyst and Portfolio Manager, Marsico Capital Management , 1997 to 1999.	22
 Chairman of Board and Trustee of Old Mutual Funds I since 2004. Director of TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long Short Fund since 2004. Trustee of Old Mutual Funds III , 2008-2009.

John R. Bartholdson Born 1944	Trustee	Since 1995	Retired. Chief Financial Officer, The Triumph Group, Inc. (manufacturing) , 1992 – 2007. Chief Financial Officer, Lukens, Inc. (manufacturing) , 1981 – 1992.	22
Director of ING Clarion Real Estate Income Fund from 2004 to 2009 and ING Clarion Global Real Estate Income Fund since 2004. Trustee of Old Mutual Funds I since 2004. Old Mutual Funds II Trustee since 1995. Trustee of Old Mutual Insurance Series Fund , 1997-2009 , and Old Mutual Funds III , 2008-2009.

Robert M. Hamje Born 1942	Trustee	Since April 19, 2010	Retired. President and Chief Investment Officer, TRW Investment Management Company (investment management) , 1984 – 2003. Vice President, Citicorp Investment Management , 1971 – 1984.	22
.  Trustee of Old Mutual Funds I since 2004. Director of TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/ Claymore Long-Short Fund since 2004. Chairman of the Board and Trustee of Old Mutual Funds III , 2008-2009.

Jarrett B. Kling Born 1943	Trustee	Since April 19, 2010	Managing Director, ING Clarion Real Estate Securities, L.P. (investment management) , 1998 – present.	22
Trustee of Old Mutual Funds I since 2004.  Trustee, Hirtle Callaghan Trust since 1995; ING Clarion Real Estate Income Fund from 2004 to 2009, ING Clarion Global Real Estate Income Fund since 2004, and ING Clarion since 1998.  Trustee of Old Mutual Funds III , 2008-2009.

*           Trustee of the Trust until such time as his or her successor is duly elected and appointed.

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Interested Trustee and Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Thomas M. Turpin ** Born 1960	Interested Trustee	Since 2007	Chief Executive Officer , June 2008 to present , and Chief Operating Officer , 2002 to September 2006, Old Mutual Asset Management. Chief Executive Officer , October 2008 to present, Interim Chief Executive Officer , April 2008 to October 2008 , and Chief Operating Officer October 2006 to April 2008, Old Mutual US Holdings, Inc.	15	Old Mutual Funds III , 2008 – 2009 , and Old Mutual Insurance Series Fund , 2007 – 2009.
Walter W. Driver, Jr.*** Born 1945	Advisory Trustee	Since 2006	Chairman – Southeast, Goldman Sachs & Co. , 2006 – present. Chairman, King & Spalding LLP (law firm), 1970 – 2006.	22	Total Systems Services, Inc., Equifax, Inc., Old Mutual Funds I (Advisory Trustee), Old Mutual Funds I (Trustee) , 2005 – 2006, and Old Mutual Funds III (Advisory Trustee) , 2008 – 2009.

*           Trustee of the Trust until such time as his or her successor is duly elected and appointed.

**	Mr. Turpin is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of an affiliate of the Adviser.

***
Mr. Driver is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, due to his employment at Goldman Sachs & Co. and the possibility that the Trust may execute trades with Goldman Sachs & Co. acting as principal.  As an Advisory Trustee, Mr. Driver has no voting rights.

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BOARD STRUCTURE

There are currently five voting members of the Board, four of whom, including the Chairman, are not “interested persons” of the Trust, as that term is defined in the 1940 Act. The Advisory Trustee attends Board meetings at the invitation of the Board, but does not vote on any matter considered by the Board and does not serve on any Committee.  The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Adviser, officers and attorneys for the Trust, and other Trustees generally between meetings.

The Board holds at least four regular in-person meetings each year.  The Board schedules additional meetings, either in-person or via telephone conference call, as needed.  The independent Trustees also meet outside of the presence of management during Board meetings and may meet outside of the presence of management at times when a meeting of the Board is not scheduled.  The independent Trustees are advised by “independent legal counsel” as that term is defined in the 1940 Act.  The Board has designated two standing committees, as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that its leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters for which it is responsible, and it allocates areas of responsibility among committees and the full Board in a manner that it believes enhances effective oversight.  The Board considers leadership by an Independent Trustee as Chairman to promote effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Trust’s shareholders. However, the Board also believes that having an interested person serve on the Board provides the Board the Adviser’s perspective in managing and sponsoring the Funds which is, in the Board’s view, a critical element in its decision-making process.

BOARD COMMITTEES

The Board has two standing committees, an Audit Committee and a Governance and Nominating Committee (“Nominating Committee”).  Currently, the members of the Audit Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore.  The members of the Nominating Committee are John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore.

Audit Committee

The Audit Committee, among other things, oversees the financial reporting process for the Trust, monitoring the Trust’s audit process and results.  As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval by the Board and evaluates the independent audit firm’s performance, costs, and financial stability.  During the Trust’s fiscal year ended March 31, 2010, the Audit Committee held 4 meetings.

Governance and Nominating Committee

The Nominating Committee selects and nominates those persons for membership on the Board who are disinterested Trustees, reviews and determines compensation for the disinterested Trustees and selects independent legal counsel, as set forth in Rule 0-1(6), to provide the disinterested Trustees with legal advice, as needed. The Nominating Committee shall consider nominees recommended in writing by shareholders (other than shareholders who recommend themselves) to serve as Trustees, provided: (i) that such person is a shareholder of one or more series of the Trust at the time he or she submits such names, has been a shareholder for at least one year, and is entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Nominating Committee or the Board, as applicable, shall make the final determination of persons to be nominated. The Nominating Committee shall evaluate nominees recommended by shareholders to serve as Trustees in the same manner as they evaluate nominees identified by the Committee.  During the Trust’s fiscal year ended March 31, 2010, the Nominating Committee held 4 meetings.

A shareholder who desires to recommend a nominee shall submit a request in writing by regular mail or delivery service to the following address: Old Mutual Funds II, 4643 South Ulster Drive, Suite 700, Denver, Colorado 80237, Attention: Secretary of Old Mutual Funds II. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name, and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person’s ownership of the Trust at the time the recommendation was made.

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TRUSTEE QUALIFICATIONS

TheNominating Committee charter (the “Committee Charter”) describes certain desired qualities that the Committee believes are necessary and desirable for potential Independent Trustee candidates to possess. The Board believes that each Trustee possessed at the time he or she was initially elected or appointed a Trustee, and continues to possess, the desired qualities described in the Committee Charter.

The Board believes that, collectively, the Trustees and Advisory Trustee have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders.  Among the attributes common to all Trustees and the Advisory Trustee are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with one another, the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees and Advisory Trustee.

The Board believes that individually, each Trustee and Advisory Trustee has considerable business and/or investment management experience through their primary occupations, serving on board(s) of investment companies or operating companies, or both.  Information about the specific business experience of each Trustee, which in each case contributed to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the Trust, is provided in the table above.

References to the qualifications, attributes and skills of the Trustees and Advisory Trustee are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board, any Trustee or the Advisory Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee or the Advisory Trustee by reason thereof.

RISK OVERSIGHT

The Board oversees risks to the Funds.  Among other things, the Board, either directly or through its Committees, monitors investment risk, compliance risk, and enterprise risk.  The Board relies on the Trusts’ Chief Compliance Officer to provide an assessment of broad risks to the Funds as necessary, but no less frequently than quarterly.  Any material risks are discussed as they arise, including between Board meetings when appropriate.  The Chief Compliance Officer’s assessments are provided in written reports provided to all Board members, as well as orally at Board meetings.  The Board periodically meets with investment management teams to review investment techniques and processes designed to manage investment risk (e.g., credit risk, liquidity risk, and market risk), and monitor s investment risk through the receipt of reports relating to the Funds’ performance. The Board has adopted and periodically reviews compliance policies and procedures that are designed to address certain risks applicable to the Funds. The Board periodically receives reports prepared by the internal audit department of the Adviser’s parent company, which assess non-investment related risks related to the operations of the Adviser and the Distributor.  Although the Board believes that its risk oversight procedures are reasonable in relation to the number, size and complexity of the Funds, there is no assurance that the Board’s risk oversight structure will prevent or mitigate all risks and certain risks, such as investment risk, are inherent to the business of investing.

In addition, the Trust’s Senior Vice President reports directly and exclusively to the Board as necessary, but no less frequently than quarterly.  The Senior Vice President reports on matters relating to the Trust’s, the Adviser’s, and the Sub-Adviser ’ s compliance with federal and state securities laws, actual or potential conflicts of interest, fiduciary duties, and compliance policies and procedures.  In addition, the Senior Vice President reports to the Board on an annual basis regarding the reasonableness of the investment advisory fees paid by certain Funds to the Adviser and the Sub-Adviser.

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BENEFICIAL OWNERSHIP OF SECURITIES

The tables below provide the dollar range of shares owned by each Trustee in the Trust and Old Mutual Complex in the aggregate, as of December 31, 2009.  The Old Mutual Complex includes the Trust and Old Mutual Funds I.  As of December 31, 2009, the Trustees held no shares of the Funds because the Funds were not yet in existence.

Independent Trustees

	John R. Bartholdson	Robert M. Hamje	Jarrett B. Kling	L. Kent Moore
Aggregate Ownership in Trust	$50,001 - $100,000	None	None	None
Aggregate Ownership in Old Mutual Complex	Over $100,000	$50,001 to $100,000	$10,001 to $50,000	Over $100,000

Interested Trustee and Advisory Trustee

	Thomas M. Turpin	Walter W. Driver, Jr.
Aggregate Ownership in Trust	Over $100,000	None
Aggregate Ownership in Old Mutual Complex	Over $100,000	$10,001 - $50,000

None of the Trustees owned securities of the Adviser, the Distributor or their affiliates as of December 31, 2009.

TRUSTEE COMPENSATION

Each Independent Trustee receives a yearly retainer.  The Trust currently pays each Independent Trustee and the Advisory Trustee a combined yearly retainer for service on the Trust and Old Mutual Funds I (“OMF I”), another mutual fund trust advised by Old Mutual Capital, Inc., of $75,000 plus travel and out-of-pocket expenses incurred by the Trustees and Advisory Trustee in attending Board meetings.  The Chairman of the Boards of the Trust and OMF I receives a combined premium for both trusts of $37,500 and the Chairman of the Audit Committee receives a combined premium for both trusts of $10,000.  Annual Board fees may be reviewed periodically and changed by the Board.  The Trust has no plan or other arrangement pursuant to which any of the Trustees receive pension or retirement benefits. Therefore, none of the Trustees has estimated annual benefits to be paid by the Trust upon retirement.

Each Trustee of the Trust received the following compensation during the Funds’ fiscal year ended March 31, 20 10 :

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation from Trust and Trust Complex Paid to Trustees**
L. Kent Moore, Trustee	$0	N/A	N/A	$123,375 for services on two Boards
John R. Bartholdson, Trustee	$47,000	N/A	N/A	$144,750 for services on three Boards
Robert M. Hamje, Trustee	$0	N/A	N/A	$110,250 for services on two Boards
Jarrett Kling ,Trustee	$0	N/A	N/A	$91,500 for services on two Boards
Thomas M. Turpin, Trustee***	N/A	N/A	N/A	N/A

*	The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

**
Compensation expenses are allocated pro rata based on the relative net assets of each Fund included in the Trust Complex.  During the Trust’s fiscal year ended March 31, 2010, each of the Trustees also served as trustees for the Old Mutual Funds III, a separate trust whose funds were liquidated on December 5, 2009.

***	Mr. Turpin is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, and consequently receives no compensation from the Trust.

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CODE OF ETHICS

The Trust, Adviser, Sub-Adviser, and Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act governing personal trading by persons who manage, or who have access to, trading activity by the Funds.  The codes of ethics allow trades to be made in securities that may be held by the Funds.  However, they prohibit a person from taking advantage of trades of shares of a Fund or from acting on inside information.  In addition, the Board reviews and approves the codes of ethics of the Trust, Adviser, Sub-Adviser, and Distributor and any material amendments thereto.  The Board also reviews annual reports on issues raised under the Trust’s, Adviser’s, Sub-Adviser’s, and Distributor’s codes of ethics during the previous year.

PROXY VOTING

The Board has adopted Proxy Voting Guidelines (the “Guidelines”) to determine how to vote proxies relating to portfolio securities.  The Guidelines are attached to this SAI as Exhibit B.  In general, the Guidelines seek to vote proxies in a manner that maximizes the value of a Fund’s investments.  The Guidelines generally assign proxy voting responsibilities for a Fund to the Adviser or Sub-Adviser.  Also included in Exhibit B to this SAI are the proxy voting policies for the Adviser and Sub-Adviser.

OFFICERS

The officers of the Trust receive no direct compensation from the Trust or the Funds for their services as officers.

Name and Age*	Position Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Julian F. Sluyters (Age: 49)	President and Principal Executive Officer	Since 2006
Chief Executive Officer , June 2008 – present, President ,  October 2006 – present, and Chief Operating Officer ,,  October 2006 – June 2008, Old Mutual Capital, Inc. President, Chief Financial Officer and Treasurer, Old Mutual Fund Services , October 2006 – present.  President ,  November 2008 – present, Old Mutual Investment Partners. President and Chief Executive Officer, Scudder family of funds, 2004 - December 2005.

Robert T. Kelly (Age: 40)	Treasurer and Principal Financial Officer	Since 2006
Vice President , June 2007 – present, Old Mutual Capital, Inc. and Vice President , October 2006 – present, Old Mutual Fund Services. Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - February 2006.

Andra C. Ozols (Age: 49)	Vice President and Secretary	Since 2005
Chief Administrative Officer , September 2009 – present, Senior Vice President, Secretary, and General Counsel , July 2005 – present, Old Mutual Capital, Inc. and Old Mutual Investment Partners. Senior Vice President, Secretary, and General Counsel , July 2005 – present, Old Mutual Fund Services.  Executive Vice President , 2004 - 2005, General Counsel and Secretary , 2002 - 2005, and Vice President , 2002 - 2004, ICON Advisors, Inc. Director of ICON Management & Research Corporation, 2003 - 2005. Executive Vice President , 2004 - 2005, General Counsel and Secretary , 2002 - 2005 , and Vice President , 2002 - 2004, ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance Agency, Inc. , 2004 - 2005.

Edward J. Veilleux (Age: 66)	Senior Vice President	Since 2005. Employed for an initial term of three years and thereafter for successive one year terms unless terminated prior to the end of the then current term.
President EJV Financial Services, LLC (mutual fund consulting company), since May 2002. Officer of various investment companies for which EJV Financial Services provides consulting and compliance services.

Kathryn A. Burns (Age: 33)	Vice President, Chief Compliance Officer and Assistant Treasurer	Chief Compliance Officer since March 2010; Assistant Treasurer since 2006
Chief Compliance Officer , March 2010 – present, Vice President , January 2010 – present, Regulatory Reporting Manager , August 2006 – present, and Assistant Vice President , January 2009 – January 2010, Old Mutual Fund Services.  Chief Compliance Officer , March 2010 – present and Vice President , January 2010 – present , Old Mutual Capital , Inc.   Manager , 2004 - July 2006, PricewaterhouseCoopers LLP.

Kathryn L. Santoro (Age: 36)	Assistant Secretary	Since 2007
Vice President and Associate General Counsel , January 2009 – present , and Associate Counsel , November 2005 – January 2009, Old Mutual Capital, Inc.  Associate Attorney, Hall & Evans, LLC, 2004 - 2005.

*	The address for each of the officers of the Trust is 4643 South Ulster Street, Suite 700 , Denver, Colorado 80237.

**	Except for Edward J. Veilleux, each officer of the Trust shall serve until such time as his or her successor is duly elected and qualified.

5% SHAREHOLDERS

As of May 31, 2010, there were no shareholders owning 5% or more of the shares of a class of a Fund, as the Funds were not yet in existence.

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THE ADVISER

The Board approved Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”), to serve as the investment adviser to each Fund pursuant to a management agreement (“Management Agreement”).  The Adviser is an indirect, wholly-owned subsidiary of Old Mutual plc (“Old Mutual”).  Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance.  Old Mutual’s principal offices are located at Old Mutual Place, 2 Lambeth Hill, London, EC4V 4GG, United Kingdom.  In addition to advising the Funds, the Adviser provides advisory services to the series portfolios of Old Mutual Funds I.  The principal business address of the Adviser is 4643 S. Ulster Street, Suite 700 , Denver, Colorado 80237.

The Adviser also provides administrative services to the Trust (please refer to “The Administrator and Sub-Administrator” section of this SAI). Old Mutual Investment Partners (“Distributor”), the Trust’s Distributor, is an affiliate of the Adviser and an indirect wholly-owned subsidiary of the Adviser’s direct parent, Old Mutual (US) Holdings Inc. (“OMUSH”) (please refer to “The Distributor” section of this SAI).  Old Mutual Investment Partners also serves as distributor to Old Mutual Funds I.

The Management Agreement obligates the Adviser to provide investment advisory functions, including: (i) providing a program of continuous investment management for the Funds in accordance with each Fund’s investment objectives, policies and limitations; (ii) making asset allocation and investment decisions for the Funds; and (iii) placing orders to purchase and sell securities for the Funds, subject to the supervision of the Board.  The Management Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Trust.  The Management Agreement provides that the Adviser is not responsible for other expenses of operating the Trust.  In addition to these advisory services, the Management Agreement obligates the Adviser to provide the following services: (i) compliance services designed to ensure the Trust’s compliance with applicable federal and state securities laws, rules and regulations; (ii) certain legal services, including without limitation preparing, reviewing and/or filing the Trust’s regulatory reports; and (iii) regular reporting to the Board on the activities of the Trust and the Sub-Advisers. The Management Agreement also requires the Adviser to oversee the Sub-Adviser employed to provide portfolio management services to the Funds, including: overseeing the investment decisions of the Sub-Adviser and conducting ongoing performance reviews and reviewing and monitoring the portfolio trading by the Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft dollars.  The Management Agreement provides certain limitations on the Adviser’s liability, but also provides that the Adviser shall not be protected against any liability to the Trust, its Funds or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also obligates the Adviser to perform administrative functions, including: (i) overseeing the administration of the Trust’s, and each Fund’s, business and affairs; (ii) assisting the Trust in selecting, coordinating the activities of, supervising and acting as liaison with any other person or agent engaged by the Trust, excluding the Sub-Adviser; (iii) assisting in developing, reviewing, maintaining and monitoring the effectiveness of the Trust’s accounting policies and procedures; (iv) assisting in developing, implementing and monitoring the Trust’s use of automated systems for purchase, sale, redemption and transfer of Fund shares and the payment of sales charges and services fees; (v) responding to all inquiries from Fund shareholders or otherwise answer communications from Fund shareholders if such inquiries or communications are directed to the Adviser; and (vi) furnishing such information, reports, evaluations, analyses and opinions relating to its administrative services as the Board may reasonably request.

The Management Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Trust’s outstanding voting securities upon 60 days’ written notice to the Adviser, or (ii) by the Adviser at any time without penalty upon 60 days’ written notice to the Trust.  The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided pursuant to the Management Agreement, the Adviser is entitled to receive from the Funds a management fee that is calculated daily and monthly at an annual rate of 0.18% of the average daily net assets of each Fund.  The investment management fee is calculated based on a Fund's net assets as a whole, and are then allocated among a Fund's respective classes based on their relative net assets.

In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds (“Expense Limitation Agreements”) pursuant to which the Adviser has agreed to reduce the fees payable to it under the Management Agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Institutional Class Shares Expense Limit	Expiration Date
Old Mutual US Government Money Market Fund	0.20%	December 31, 2011
	2.75%	December 31, 2020
Old Mutual US Treasury Money Market Fund	0.20%	December 31, 2011
	2.75%	December 31, 2020

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THE SUB-ADVISER

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement with Dwight Asset Management Company LLC (the “Sub-Adviser”).  The Sub-Adviser is a majority-owned subsidiary of OMUSH and an affiliate of the Adviser.  The sub-advisory agreement provides certain limitations on the Sub-Adviser’s liability, but also provides that the Sub-Adviser will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sub-advisory agreement obligates the Sub-Adviser to: (i) manage the investment operations of the Funds’ assets and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with a Fund’s investment objective, policies and limitations; (ii) provide supervision of such assets and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of a Fund and what assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of a Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the sub-advisory agreement after the first two years must be specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities of a Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose.  The sub-advisory agreement may be terminated (i) by the Trust, without the payment of any penalty, by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the relevant Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days’ nor less than 30 days’ written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on 90 days’ written notice to the other parties.  Each sub-advisory agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the sub-advisory agreement, the Sub-Adviser is entitled to receive from the Adviser a sub-advisory fee computed and paid monthly at an annual rate of 0.09% of the average daily net assets of each Fund. For each Fund, the actual fees paid to a Sub-Adviser by the Adviser will be reduced by 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of each Fund.

THE DISTRIBUTOR

Old Mutual Investment Partners (the “Distributor”), a wholly owned subsidiary the Adviser, and the Trust are parties to a distribution agreement (the “Distribution Agreement”), pursuant to which the Distributor serves as principal underwriter for the Trust’s shares.  The Distributor receives no compensation for serving in such capacity.  The principal business address of the Distributor is 4643 South Ulster Street, Suite 700 , Denver, Colorado 80237.

The Distribution Agreement is renewable annually.  The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not “interested persons” (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 90 days’ written notice by either party or upon assignment by the Distributor.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Adviser or Sub-Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an “interested person” (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.

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THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Management Agreement provides for the Adviser to oversee the administration of the Trust’s, and each Fund’s, business and affairs.  As a result, the Adviser is responsible for providing the administrative services to the Funds.  The Adviser’s fee for providing such administrative services is included in the management fee.

THE SUB-ADMINISTRATOR

The Adviser and The Bank of New York Mellon (“BNY Mellon”) entered into a sub-administration and accounting agreement (the “BNY Mellon Sub-Administration Agreement”), pursuant to which BNY Mellon is obligated to provide administrative assistance to the Adviser in connection with the business and affairs of the Trust.  BNY Mellon has its principal business offices at One Wall Street, New York, NY 10286.  Under the BNY Mellon Sub-Administration Agreement, the Adviser pays BNY Mellon the following fees:  annual rates, based on the Trust’s portion of the combined average daily gross assets of the Old Mutual Complex, of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion.  For funds within the Old Mutual Complex that are managed as a “fund of funds”, these fees apply only at the underlying fund level.  In addition, the Adviser pays BNY Mellon the following annual fees:  (1) $35,000 for each fund managed as a “fund of funds”; (2) $3,000 per class in excess of three classes for each Fund; and (3) the greater of 0.01925% based on the combined average daily gross assets of the Old Mutual Complex or $425,000.  Certain minimum fees apply.  The BNY Mellon Sub-Administration Agreement provides that BNY Mellon shall not be liable for any costs, damages, liabilities or claims incurred by BNY Mellon except those arising out of BNY Mellon’s or its delegee’s or agent’s (if such delegee or agent is a subsidiary of BNY Mellon) negligence or willful misconduct or BNY Mellon’s failure to act in good faith.  In no event shall BNY Mellon be liable to the Adviser or any third party for special, indirect or consequential damages.  The BNY Mellon Sub-Administration Agreement will renew each year unless terminated by either party upon not less than sixty (60) days’ prior written notice to the other party.

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

DST Systems, Inc., P.O. Box 219534, Kansas City, Missouri 64141-9534, serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services (“Third-Party Services”) relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements.  These Third-Party Services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectus, other communications regarding the Trust, and related services as the Trust or the beneficial owners may reasonably request.  In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying the transfer agent for providing these services to shareholders investing directly in the Trust.

From time to time, the Trust may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Trust to persons who beneficially own interests in the Trust, such as participants in 401(k) plans or fund supermarket arrangements.  These services may include, among other things, sub-accounting services, answering inquiries relating to the Trust, delivering, on behalf of the Trust, proxy statements, annual reports, updated Prospectus, other communications regarding the Trust and related services as the Trust or the beneficial owners may reasonably request.  In such cases, the Trust will not compensate such third parties at a rate that is greater than the rate the Trust is currently paying State Street for providing these services to shareholders investing directly in the Trust.

In addition, from time to time, the Trust may pay networking fees to broker-dealers who help offset account maintenance and statement and transaction processing costs by utilizing the Networking function of the National Securities Clearing Corporation (NSCC).  To the extent that a broker-dealer or other financial intermediary receives these payments, it may have an incentive to sell a Fund’s shares.

CUSTODIAN

The Bank of New York Mellon (the “Custodian”), with its principal business address located at One Wall Street, New York, NY 10286, serves as the custodian for the Fund.  The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103-7098, serves as counsel to the Trust.  PricewaterhouseCoopers, LLP, located at 1670 Broadway, Suite 1000, Denver, Colorado 80202, serves as the independent registered public accounting firm of the Trust.

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FUND TRANSACTIONS

The Adviser and Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Funds.  The Adviser and Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission (if any), size of the transactions and difficulty of executions, the firm’s general execution and operational facilities and the firm’s risk in positioning the securities involved.  While the Adviser and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.  The Adviser and Sub-Adviser seek to select brokers or dealers that offer the Funds best price and execution or other services that benefit the Fund.  In the case of securities traded in the over-the-counter market, the Adviser and Sub-Adviser normally expect to select primary market makers.  The Adviser and Sub-Adviser will not direct brokerage to a broker-dealer as compensation for the sale of Fund shares.

The Adviser and Sub-Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide.  These research services may include advice, either directly or through publications or writings, relating to:  (1) the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (2) analyses and reports concerning issuers, securities or industries; (3) information on economic factors and trends; (4) portfolio strategy; (5) computer software used in security analyses; and (6) portfolio performance evaluation and technical market analyses.  Information so received by the Adviser and Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser and Sub-Adviser under the Management and sub-advisory Agreements.  If, in the judgment of the Adviser or Sub-Adviser, a Fund or other accounts managed by the Adviser and Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Funds.

Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under the Management and sub-advisory Agreements.  If, in the judgment of the Adviser or Sub-Adviser, the Funds or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser and Sub-Adviser are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  The expenses of the Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Adviser will find all of such services of value in advising the Funds.

The Adviser or Sub-Adviser are permitted to allocate portfolio transactions, which generate commissions or commission equivalents from certain accounts to brokers or dealers who provide services directly to or for the managed account.  In some instances, these services provided by the broker or dealer may help offset expenses that the account would otherwise pay directly.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC.  Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation.  These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In addition, the Adviser or Sub-Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer’s payment of certain of a Fund’s, or the Trust’s, expenses.  The Trustees, including those who are not interested persons of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Adviser and Sub-Adviser are not permitted to compensate a broker-dealer for selling Fund shares by directing a portfolio transaction to that broker-dealer and will not consider sales of a Fund’s shares as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund.  Nonetheless, the fact that a broker-dealer sells Fund shares does not prohibit an Adviser or Sub-Adviser from doing business with that broker-dealer.  Consistent with Rule 12b-1(h)(2) under the 1940 Act, the Adviser has adopted, and the Board has approved, policies and procedures reasonably designed to prevent (1) the persons responsible for selecting brokers and dealers to effect a Fund’s portfolio securities transactions from taking into account the brokers’ and dealers’ promotion or sale of Fund shares or shares of any other registered investment company, and (2) the Trust, its investment adviser and its principal underwriter from entering into any agreement (whether oral or written) or other understanding under which the company directs, or is expected to direct, portfolio securities transactions or other remuneration to a broker or dealer as compensation for the promotion or sale of Fund shares or shares of any other registered investment company.

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DESCRIPTION OF SHARES

The Trust may issue an unlimited number of shares for a Fund and may create additional series funds and additional classes of the Trust.  Each share of a Fund represents an equal proportionate interest in a Fund with each other share.  Shares of a Fund are entitled upon liquidation to a pro rata share in the net assets of a Fund available for distribution to shareholders.  Shareholders have no preemptive rights.  All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested would belong to a Fund and would be subject to the liabilities related thereto.

VOTING RIGHTS

Each share shall entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of net asset value (number of Shares owned times net asset value per share) of Shares outstanding in such holder’s name on the books of the Trust.  Shareholders of the Funds will vote together in matters affecting the Trust generally, such as the election of Trustees or selection of accountants.  Shareholders of any particular class of the Trust will vote separately on matters relating solely to such class and not on matters relating solely to any other class or classes of the Trust.  The Trust is not required to hold annual meetings of shareholders, but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  The  Agreement and Declaration of Trust (“Trust Agreement”) provides that the Trustees of the Trust will hold office during the existence of the Trust, except as follows: (i) any Trustee may resign or retire; (ii) any Trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust at a meeting, or at any time by written instrument signed by at least two-thirds of the Trustees and specifying when such removal becomes effective; (iii) any Trustee who has become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the Trustees; or (iv) any Trustee who has died will be terminated upon the date of his death.

Under Delaware law, shareholders of a Delaware statutory trust will be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations.  However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust.  The Trust Agreement and By-Laws (the “Governing Instruments”) provide for indemnification out of the property of a Fund for all losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and the complaining party was held not to be bound by the liability disclaimer.

The Governing Instruments provide indemnification for current and former Trustees, officers, employees and agents of the Trust to the fullest extent permitted by Delaware law and other applicable law.  Trustees of the Trust may be personally liable to the Trust and its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their duties as trustees.

PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange (“NYSE”) is open for business.  Currently, the following holidays are observed by the Trust: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of the Funds are offered on a continuous basis.

The Funds are not available to new foreign investors.  A foreign investor is an investor who does not have a U.S. social security or tax identification number and/or does not have a U.S. residence address.

Shares of a Fund are offered only to residents of states in which such shares are eligible for purchase.

The Trust, the Distributor, and the transfer agent will not be responsible for any loss, liability, cost, or expenses for acting upon wire instructions or telephone instructions that it reasonably believes to be genuine.  The Trust, the Distributor and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

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PURCHASES

Payment may be made by readily available funds.  The price per share you will pay to invest in a Fund is its public offering price next calculated after the transfer agent or other authorized representative accepts your order.  Purchases will be made in full and fractional shares of a Fund calculated to three decimal places.  The Trust will not issue certificates representing shares of a Fund.

The Funds reserve the right to reject any account application, purchase order or to suspend or modify the continuous offering of its shares.  Under unusual circumstances, an investor may purchase shares of a Fund with investment securities acceptable to a Fund.  The Distributor will inform the investor of the securities acceptable to a Fund.  Purchases by affiliated persons of a Fund may only be made after receiving Board and regulatory approval, as required.  An in-kind purchase must be consistent with the following:  (1) an in-kind purchase must not dilute the interests of existing shareholders; and (2) the in-kind consideration accepted by a Fund must consist of securities that are appropriate, in type and amount, for investment by a Fund in light of its investment objective, policies, restrictions, and current holdings.  The method of valuing securities used to make purchases in-kind will be the same as the method of valuing portfolio securities described below in the section of this SAI entitled “Determination of Net Asset Value” and such valuation will be made as the same time the purchase price is determined.

If shares are purchased through a financial institution, such financial institution may charge you a fee for this service in addition to a Fund’s public offering price.

Institutional Class

The following investors (eligible investors) qualify to purchase Institutional Class shares with a minimum initial investment of at least $1 million in a Fund:

•	A bank, trust company, or other type of depository institution purchasing shares for its own account;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan; and

•	Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of the Adviser.  Eligible investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a Letter of Intent (“ LOI ”) , committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months.  The Adviser reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.  If you are an eligible investor and do not invest at least $1 million in a Fund within twelve months, you will cease to be an eligible investor and the Fund may convert your Institutional Class shares to Class Z shares, if available.  If Class Z shares are not offered by the Fund, the Fund may convert your Institutional Class shares to Class A shares at net asset value, if available.  The Fund will notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.  Class Z shares and Class A shares of the Fund are not yet offered.  I f offered, such shares will be offered under a separate prospectus, available by calling 888-772-2888 .

The Funds also reserve the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value.  If a Fund closes your account, it will redeem your shares and send you the cash proceeds.  If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum.  Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Fund due to the policies of the intermediaries.  However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

Registered investment companies advised by the Adviser are not subject to the Institutional Class investment minimums.

If you agree to invest at least $100,000 in Institutional Class shares of a Fund and sign an LOI, you confirm your intent to purchase at least $1 million of Institutional Class shares of the Fund in which you have chosen to invest over a twelve month period.  By signing the LOI, you also agree that in the event you do not fulfill the terms of the LOI, we may convert your Institutional Class shares of the Fund to another share class or redeem your shares.  Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

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General Information Regarding Purchases and Sales of Fund Shares

Buying Shares

You may purchase shares through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds.  Such financial institutions may charge you a fee for this service in addition to the Funds’ public offering price.  You may purchase shares any day the NYSE is open.  Your order must be received in good order before 5:00 p.m. Eastern time by the Fund’s transfer agent for your purchase order to be effective on the day you place your order.  If you purchase your Fund shares through a financial institution, the financial intermediary must receive your order in good order by 5:00 p.m. Eastern time and promptly transmit the order to the transfer agent for your purchase order to be effective on the day you place your order.  On any day that the NYSE, bond market, or Federal Reserve Wire System close early, the Funds may also close early, and purchase orders received after the closing time will be processed the next day the NYSE is open.  “Good order” means that you have provided sufficient information to process your request as set-forth in this Prospectus.  Orders for Institutional Class shares of the Fund received in good order by 5:00 p.m. Eastern time may not be processed unless payment is received by 5:30 p.m. Eastern time on the same day such order is placed.  Best efforts will be made to process an order for which payment is received between 5:30 p.m. and 6:00 p.m. Eastern time on the same day such order is placed, but no assurances can be given that such order will be successfully processed.  If payment is not received by 5:30 p.m. Eastern time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Old Mutual Capital, the transfer agent, or the custodian.

Selling Shares

You may sell your shares by contacting your broker-dealer or other financial institution at which you maintain an account.  The broker-dealer or financial institution may charge you a fee for this service.  You may sell your shares any day the NYSE is open.  Sale orders received by the transfer agent or your financial institution by 5:00 p.m. Eastern time will be priced at the next calculated NAV.

Proceeds from the sale of Fund shares are generally sent the same day your sell order is executed, but under certain circumstances may not be made until the next business day and may be delayed upon the early closure of the Federal Reserve Wire System.  Under unusual circumstances, the Funds may suspend redemptions or postpone payment for up to 7 days as permitted by Section 22(e) under the 1940 Act or as otherwise permitted by the SEC.  Generally, under Section 22(e), redemption requests may be postponed or suspended, and the payment of redemption proceeds may be postponed for more than seven days, if the NYSE is closed, or if trading is restricted or an emergency exists that makes the disposal of securities or the valuation of securities not reasonably practicable, as determined by the SEC.

The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of a Fund or its shareholders to accept such an order.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to federal funds, you may exchange some or all of your shares of a Fund for shares of the same class of another Fund currently available to the public. See the “Your Investment – General Policies” section of the Prospectus for limitations on exchanges.  You may realize a taxable gain or loss on an exchange.

Generally, you may exchange your shares for shares of another Fund at NAV.  Exchanges may only be made into a Fund that is not currently closed to new investors.

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REDEMPTIONS

You may sell (redeem) shares in your account by contacting the transfer agent or your investment broker-dealer or financial institution.  Your broker-dealer or financial institution may charge you a fee for this service.  The redemption price of shares is the NAV of a Fund next determined after the redemption order is effective.  Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

Generally, a Fund will not charge any fees to redeem your shares.  Your broker-dealer or other financial institution may charge you a service fee for handling redemption transactions.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 5:00 p.m. Eastern time and (ii) promptly transmit the order to the transfer agent.  See “Determination of Net Asset Value” below.  The broker-dealer or financial institution is responsible for transmitting redemption orders to the transfer agent so that your shares are redeemed at the same day’s NAV.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy under unusual circumstances to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash in order to protect the interests of the remaining shareholders (i.e., the amount redeemed is large enough to affect fund operations), or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders.  The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described in the section of this SAI entitled “Determination of Net Asset Value” and such valuation will be made as of the same time the redemption price is determined.  Shareholders may incur brokerage charges, and may realize taxable gain or loss, on the sale of any such securities so received in payment of redemption and will be exposed to market risk until the securities are converted to cash.  In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act by which it has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1.00% of the net asset value of a Fund at the beginning of such 90-day period.  Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for periods longer than seven days when trading on the NYSE is restricted, in emergency circumstances (as determined by the SEC or by rule or regulation) when disposal or valuation of a Fund’s securities is not reasonably practicable, or when the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE is not open for business.   With respect to the Funds, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund shares.

You may receive redemption payments in the form of Federal Reserve wire .

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INVESTMENT PLANS OFFERED BY THE TRUST

Shareholder Inquiries and Services Offered

If you have questions about the Funds or the shareholder services described herein, contact your broker-dealer, financial adviser, or the Trust at 800-347-9256.  Written inquiries to the Trust should be sent to Old Mutual Funds II, P.O. Box 219534, Kansas City, Missouri 64121-9534.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price of the shares of a class of a Fund is based on the NAV attributable to such class.  A Fund calculates the NAV for each of its share classes by subtracting the liabilities from the total assets attributable to a class and dividing the result by the total number of shares outstanding of that class.  NAV is normally determined at 5:00 p.m. Eastern time each day that the NYSE is open (a “business day”).  Once a Fund reaches a certain asset size, its NAV will be listed in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The NAV per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares.  Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of the Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield.  The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by a Fund and the maintenance of the Fund’s NAV at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met.  Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 60 days or less, a dollar-weighted average life of 120 days or less, and not purchase any instrument having a remaining maturity of more than 397 days.  “Weighted average life” is portfolio average maturity measured without reference to provisions that would otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their interest rate reset dates.  In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are “eligible securities” which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (“first tier security”), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (“second tier security”).  The Adviser and/or Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Board.  The Board must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization.  In addition, investments in second tier securities are subject to the further constraints that (i) no more than 3% of the Fund’s total assets (measured at the time of acquisition) may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1/2 of 1% of the Fund’s total assets (measured at the time of acquisition) and limit its acquisition of second tier securities to those with a remaining maturity of 45 calendar days or less.  The regulations also require the Board to establish procedures which are reasonably designed to stabilize the NAV per share at $1.00 for the Fund.  However, there is no assurance that the Fund will be able to meet this objective.  The Fund’s procedures include the determination of the extent of deviation, if any, of the Fund’s current NAV per unit calculated using available market quotations from the Fund’s amortized cost price per share at such intervals as the Board deems appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation.  In the event that such deviation exceeds 1/2 of 1%, the Board is required to consider promptly what action, if any, should be initiated.  If the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Board is required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable.  In addition, if any Fund incurs a significant loss or liability, the Board has the authority to reduce pro rata the number of shares of that Fund in each shareholder’s account and to offset each shareholder’s pro rata portion of such loss or liability from the shareholder’s accrued but unpaid dividends or from future dividends.

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The Funds use pricing services to determine the market value of the securities in their portfolios.  Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Investment securities of the Funds are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the NYSE as of 5:00 p.m. Eastern time (the “Valuation Time”) on each day that the NYSE is open for trading.  If there is no such reported sale at the Valuation Time, investment securities are valued at the most recent quoted bid price reported by the exchange or the OTC market for long positions and the most recent quoted ask price for short positions.

For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day is used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with the Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is deemed inaccurate or does not reflect the market value of the security, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”). A security may be valued using Fair Value Procedures if, among other things, the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to fair valued securities for purposes of calculating a Fund’s NAV.

Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over the counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued at the last quoted sales price from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ investment adviser, Old Mutual Capital determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

TAXES

Information set forth in the Prospectus that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of a Fund (hereinafter, the “Fund”).  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.   No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.   Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances .  Special tax considerations may apply to certain types of investors subject to special treatment under the Internal Revenue Code of 1986, as amended (the “Code”) (including, for example, insurance companies, banks, and tax-exempt organizations).  In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, possibly with retroactive effect.

Taxation of the Fund .  The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a "regulated investment company" (sometimes referred to as a regulated investment company, RIC, or fund) under Subchapter M of the Code.  If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that the Fund distributes to shareholders.

Qualification as a Regulated Investment Company .  The Fund elects to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

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In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income derived from “qualified publicly traded partnerships” (the “Income Requirement”).  Income derived from a partnership (other than a qualified publicly traded partnership) or a trust shall be treated as satisfying the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if realized by the regulated investment company in the same manner as realized by the partnership or trust.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of a Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or in securities of one or more “qualified publicly traded partnerships.”  Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.  For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA, and SLMA, are treated as U.S. government securities.

The Fund may use "equalization" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization, the Fund will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that the Fund distributes in cash.  However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization.  If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits.  Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if the Board determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers .  For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on or distribute such gains that are offset by the losses.  However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Fund experiences an "ownership change" within the meaning of Section 382 of the Code.  An ownership change generally results when there is a more than 50% change in the ownership of the Fund over a three-year testing period.  An ownership change may result in capital loss carryovers that expire unused, thereby reducing a Fund’s ability to offset capital gains with those losses.  An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change.  The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Fund.  Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. In the initial year of an ownership change, amounts may be further limited under certain provisions of the Internal Revenue Code.  The effect of these and other rules may be to disallow the use by a Fund of its own capital loss carryovers to offset its own gains as well as those of the other Fund in the case of a reorganization of two Funds, or vice versa, thereby materially reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Post-October Losses .  The Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.  The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes.  See “Taxation of Fund Distributions — Distributions of Capital Gains,” below.

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Federal Excise Tax .  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided.

Taxation of Fund Distributions .   The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.  Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

The Fund normally calculates its net investment income per share as of 5:00 p.m. Eastern time on each business day.  Shares begin to earn dividends on the day of purchase, and continue to earn dividends until the business day before the day of redemption. Distributions of net realized capital gains, if any, generally paid once annually.

The Fund’s income dividends are normally based on its estimated daily net income.  To the extent the Fund’s actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days’ income dividends.  Thus, an investor in the Fund on a given day will receive that day’s estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days.  During periods of unusual market activity, the Fund’s income dividends may be based on actual income rather than estimated daily net income.

Distributions of Net Investment Income .  The Fund receives income generally in the form of interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions.   The Fund   also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities .   This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits.   None of the dividends paid by the Fund are anticipated to qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.

Distributions of Capital Gains .  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  In general, the Fund will recognize short-term capital gain or loss on investments it has owned for one year or less.  Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year will generally be taxable to a shareholder receiving such distributions as ordinary income.   The Fund does not expect to realize any long-term capital gains and losses.

Maintaining a $1 Share Price .   Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price.  This procedure may result in under- or over-distributions by the Fund of its net investment income.  This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of Capital .  Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of the Fund’s income dividends will be qualified dividend income eligible for taxation at capital gain rates.

Dividends-Received Deduction for Corporations . Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of its income dividends will be eligible for the corporate dividends-received deduction.

U.S. Government Securities .  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

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Dividends Declared in December and Paid in January .  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges, and Redemptions of Fund Shares.  Because shares in the Fund are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Tax Treatment of Portfolio Transactions .  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund.  This section should be read in conjunction with the discussion under “Permitted Investments and Risk Considerations” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General .  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction.  Property held for more than one year generally will be eligible for long-term capital gain or loss treatment.  The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments .  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues.  If a fund purchases a debt obligation   (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year.   Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Convertible Securities.   Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium of the instrument (not the conversion feature) over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note, or ETN, issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in Securities of Uncertain Tax Character.    A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Tax Certification and Backup Withholding .   Tax certification and backup withholding tax laws require that you certify your tax information when you become an investor in the Fund.  For U.S. citizens and resident aliens, this certification is made on IRS Form W-9.  Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

I.	provide your correct Social Security or taxpayer identification number,
II.	certify that this number is correct,
III.	certify that you are not subject to backup withholding, and
IV.	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

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Non-U.S. investors have special U.S. tax certification requirements.  See “Foreign Shareholders,” below.

Foreign Shareholders .   Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General .  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 ( unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent) , interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends .  In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent) , a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends .   With respect to taxable years of the Fund beginning before January 1, 2010 ( unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent ), dividends designated by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors .  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.   Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business .  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

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U.S. Estate Tax .   As of the date of this SAI, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. Tax Certification Rules .  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations .   The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

FINANCIAL STATEMENTS

Financial statements are not included because the Funds are new.  Financial statements will be incorporated by reference to the Funds’ prospectus once the Funds have been in existence for a financial reporting period.

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EXHIBIT A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s corporate bond ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as “high grade bonds.” They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

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Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers - Moody’s may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Fitch, Inc. corporate bond ratings:

The following descriptions of Fitch’s long-term debt ratings have been published by Fitch’s IBCA Investors Service.

AAA – Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DBRS corporate bond ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

AAA – Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high.  In many cases, debt rated AA differs from debt rated AAA only to a small degree.

A - Long-term debt rated A is considered to be of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities.  While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

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BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

High or Low – The ratings above may be modified by the addition of “high” or “low” to show relative standing within the major categories. The absence of either indicates the rating is in the “middle” of a category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody’s commercial paper ratings:

Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Fitch commercial paper ratings:

The following descriptions of Fitch short-term debt ratings have been published by Fitch’s IBCA Investors Service.

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DBRS commercial paper ratings:

The following descriptions of DBRS short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) – Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

R-1 (middle) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

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EXHIBIT B

OLD MUTUAL FUNDS
OLD MUTUAL CAPITAL, INC.
OLD MUTUAL FUND SERVICES

PROXY VOTING GUIDELINES

Each of the Old Mutual Funds has adopted these Proxy Voting Guidelines (the “Guidelines”) in accordance with Rule 30b1-4 of the Investment Company Act of 1940, as amended (the “Rule”).  The Funds recognizes that proxies have an economic value and in voting proxies, and seeks to maximize the value of its investments and its shareholders’ assets.

The Funds believe that the voting of proxies for issuers of securities held in Fund portfolios is an economic asset that has direct investment implications.  Moreover, the Funds believe that each portfolio’s investment adviser or sub-adviser is in the best position to assess the financial implications presented by proxy issues and the impact a particular vote may have on the value of a security.  Consequently, the Fund generally assigns proxy voting responsibilities to the investment managers responsible for the management of each respective Fund portfolio.  In supervising this assignment, the Trustees will periodically review the voting policies of each investment adviser or sub-adviser that manages a Fund portfolio that invests in voting securities.  If an investment adviser to a Fund portfolio that invests in voting securities does not have a proxy policy which complies with the relevant portions of the Rule and the proxy voting rule under the Investment Advisers Act of 19401, that adviser will be required to follow these Guidelines.

General Proxy Voting Guidelines

In evaluating proxy issues, information from various sources may be considered including information from company management, shareholder groups, independent proxy research services, and others.  In all cases, however, each proxy vote should be cast in a manner that seeks to maximize the value of a portfolio’s assets.

The Funds’ Guidelines as they relate to certain common proxy proposals are summarized below along with the Funds’ usual voting practice.  As previously noted, an adviser or sub-adviser to a Fund will only be required to follow these Guidelines if it does not have a proxy voting policy which complies with applicable regulatory requirements.

Board of Directors

The Funds generally vote FOR proposals: (1) requesting board audit, compensation, and/or nominating committees be composed exclusively of independent directors; (2) seeking to repeal classified boards and seek to elect all directors annually; (3) seeking to restore shareholder ability to remove directors with or without cause; (4) seeking to permit shareholders to elect directors to fill board vacancies; (5) seeking to fix the size of the board; (6) requesting that a majority or more of directors be independent, and (7) by shareholders seeking to require that the position of chairman be filled by an independent director.

The Funds generally vote AGAINST proposals seeking to: (1) require directors to own a minimum amount of company stock; (2) limit the tenure of outside directors through term limits or mandatory retirement age; (3) classify the board; (4) provide that directors may be removed only for cause; (5) provide that only continuing directors may elect replacements to fill board vacancies; (6) provide management the ability to alter the size of the board without shareholder approval; (7) require two candidates per board seat; (8) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; and (9) provide indemnification that would expand coverage beyond just legal expenses to actions, such as negligence.

The Funds will evaluate on a case-by-case basis: (1) director nominees; (2) proposals on director and officer indemnification and liability protections, using Delaware law as the standard; and (3) proposals that establish or amend director qualifications.

Approval of Independent Auditors

The Funds generally vote FOR proposals seeking to ratify the selection of auditors.

The Funds will evaluate on a case-by-case basis proposals requesting: (1) companies to prohibit or limit their auditors from engaging in non-audit services and (2) audit firm rotation.

1 Rule 206(4)-6 and Rule 204-2 under the Investment Advisers Act of 1940, as amended.

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Shareholder Rights

The Funds generally vote FOR proposals seeking to: (1) remove restrictions on the right of shareholders to act independently of management; (2) allow or make easier shareholder action by written consent; and (3) lower supermajority shareholder vote requirements.

The Funds generally vote AGAINST proposals seeking to: (1) restrict or prohibit shareholder ability to call special meetings; (2) restrict or prohibit shareholder ability to take action by written consent; (3) require a supermajority shareholder vote; and (4) adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

The Funds will evaluate on a case-by-case basis proposals seeking (1) to adopt a fair price provision and (2) open access.

Anti-Takeover Defenses and Voting Related Issues

The Funds generally vote FOR proposals: (1) to adopt confidential voting, use independent vote tabulators and use independent inspectors of elections; (2) by management seeking to change the date/time/location of the annual meeting; (3) by shareholders requesting a company to submit its poison pill for shareholder ratification or redeem it; (4) seeking to opt out of control share acquisition statutes; (5) seeking to restore voting rights to the control shares; and (6) seeking to adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

The Funds generally vote AGAINST proposals: (1) seeking to provide management with the authority to adjourn an annual or special meeting; (2) by shareholders seeking to change the date/time/location of the annual meeting; (3) seeking to eliminate cumulative voting; (4) seeking to amend the charter to include control share acquisition provisions; and (5) seeking to increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (“poison pill”).

The Funds will evaluate on a case-by-case basis proposals: (1) regarding a bundled or conditioned proxy proposals; (2) requesting reimbursement of proxy solicitation expenses; (3) requesting advance notice proposals; (4) seeking to restore or permit cumulative voting; (5) requesting to opt in or out of state takeover statutes; and (6) regarding anti-greenmail when bundled with other charter or bylaw amendments.

Corporate Governance

The Funds generally vote FOR proposals: (1) seeking to amend by-laws or charters for housekeeping changes; and (2) regarding reincorporation; and (3) give the board the ability to amend by bylaws, in addition to shareholders.

The Funds generally vote AGAINST proposals that give the board the exclusive ability to amend the bylaws.

The Funds will evaluate on a case-by-case basis proposals requesting a change in a company’s state of incorporation.

Capital Structure

The Funds generally vote FOR proposals seeking to: (1) increase common share authorization for a stock split; (2) implement a reverse stock split; (3) authorize preferred stock where the company specifies the rights of such stock and they appear reasonable; (4) reduce the par value of common stock; (5) institute open-market share repurchase plans in which all shareholders may participate in equal terms; (6) approve increases in common stock beyond the allowable increase when a company’s shares are in danger of being delisted or there is a going concern issue; and (7) create a new class of non-voting or sub-voting common stock.

The Funds generally vote AGAINST proposals seeking to: (1) increase the number of authorized shares that have superior voting rights at companies with dual-class capital structures; (2) authorize the creation of new classes of blank check preferred stock; (3) increase the number of blank check preferred stock when no shares have been issued or reserved for a specific purpose; and (4) create a new class of common stock with superior voting rights.

The Funds will evaluate on a case-by-case basis proposals seeking to: (1) seeking to increase the number of shares of common and preferred stock authorized for issue; (2) seeking to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue; (3) requesting preemptive rights; (4) regarding a debt restructuring plan; (5) regarding the creation of tracking stock; (6) regarding conversion of securities; (7) regarding the formation of a holding company; (8) regarding “going private” transactions; (9) regarding private placements; and (10) regarding recapitalizations.

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Executive and Director Compensation

The Funds generally vote FOR proposals: (1) requesting additional disclosure of executive and director pay information; (2) requesting golden and tin parachutes submitted for shareholder ratification; (3) requesting shareholder approval in order to implement an employee stock option plan (“ESOP”) or to increase authorized shares for existing ESOPs, except where excessive; (4) seeking to implement a 401(k) savings plan for employees; (5) regarding plans which provide a dollar-for-dollar cash for stock exchange; (6) seeking to eliminate retirement plans for non-employee directors; (7) seeking to put option repricings to a shareholder vote; (8) asking the company to expense stock options; (9) seeking to simply amend shareholder approved compensation plans to comply with Omnibus Budget Reconciliation Act of 1987 (“OBRA laws”); (10) seeking to add performance goals to existing compensation plans to comply with OBRA laws; (11) requesting cash or cash and stock bonus plans that are submitted to shareholders for the purpose of examining compensation under OBRA laws; (12) seeking to put option repricings to a shareholder vote; (13) requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote; and (14 seeking to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

The Funds generally vote AGAINST proposals: (1) seeking to set absolute levels of compensation; and (2) requiring director fees to be paid in stock only; (3) regarding plans that expressly permit the repricing of underwater stock options without shareholder approval; (4) for plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance and the main source of the pay increase is equity-based; (5) requesting retirement plans for non-employee directors; and (6) seeking equity plans where the company has a high average three-year burn rate..

The Funds will evaluate on a case-by-case basis proposals: (1) regarding compensation plans; (2) by management seeking approval to reprice options; (3) regarding employee stock purchase plans; (4) seeking to ratify or cancel golden or tin parachutes; (5) seeking to provide an option of taking all or a portion of cash compensation in the form of stock; (6) regarding plans which do not provide a dollar-for-dollar cash for stock exchange; (7) seeking to amend existing OBRA plans to increase shares reserved and to qualify for favorable tax treatment under the OBRA laws; (8) by shareholders regarding all other executive and director pay issues; and (9) seeking mandatory holding periods for executives to hold stock after option exercise.

Mergers and Corporate Restructurings

The Funds generally vote FOR proposals seeking to: (1) restore or provide shareholders with rights of appraisal and (2) change the corporate name.

The Funds generally vote AGAINST proposals requesting the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

The Funds will evaluate on a case-by-case basis proposals: (1) regarding mergers and acquisitions; (2) regarding spin-offs; (3) regarding asset sales; (4) regarding asset purchases; (5) regarding liquidations; (6) regarding joint ventures; and (7) seeking to maximize shareholder value.

Certain Foreign Securities

In certain foreign jurisdictions the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.”  For example, a Fund may be prevented from selling shares of the foreign security for a period of time if the sub-advisor exercises its proxy voting rights. This is known as “share-blocking.”  There are occasions where the proxy statements and ballots for foreign securities are not communicated to the Sub-Advisor in a timely manner based on the required timeframes of the local jurisdiction, or do not contain sufficient information on which to base a reasoned vote.  Some foreign securities must be voted in person at the shareholder meeting.

The Funds recognize that voting a proxy might not be in the best interests of a Fund in these and other similar circumstances.  Accordingly, the Funds may wish to abstain from a proxy vote based on a determination that casting a vote would not be in the economic best interests of the shareholders of the Funds.

Social and Environmental Issues

The Funds generally vote FOR proposals: (1) requesting additional information, particularly when it appears companies have not adequately addressed shareholders’ environmental concerns; (2) outlining vendor standards compliance; (3) outlining a company’s involvement in spaced-based weaponization; (4) outlining the company’s efforts to diversify the board; (5) outlining the company’s affirmative action initiatives; and (6) outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations.

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The Funds generally vote AGAINST proposals: (1) seeking to completely phase out genetically engineered (GE) ingredients from the company’s products; (2) requesting a report on the health and environmental effects of genetically modified organisms; (3) seeking to label GE ingredients voluntarily; (4) requesting a report on a company’s policies aimed at curtailing gun violence; (5) requesting stronger tobacco product warnings, as such decisions are better left to public health authorities; (6) seeking to prohibit investment in tobacco equities, as such decisions are better left to public health authorities; (7) requesting the company to affirm political nonpartisanship in the workplace; (8) requesting, reporting or publishing in newspapers the company’s political contributions; (9) seeking to disallow or restrict the company from making political contributions; (10) requesting a list of company associates that have prior government service and whether such service had a bearing on the company; (11) implementing the China Principles; (12) requesting reports on foreign military sales or offsets; (13) requesting a company to cease production of nuclear weapons; and (14) requesting a report on the diversity efforts of suppliers and service providers.

The Funds will evaluate on a case-by-case basis proposals: (1) seeking to phase out the use of animals in product testing; (2) requesting the company to implement price restraints on pharmaceutical products; (3) requesting a report on the feasibility of labeling GE ingredients; (4) requesting a report on the financial, legal and environmental impact of continued use of GE ingredients; (5) requesting reports on the company’s procedures for preventing predatory lending; (6) regarding tobacco; (7) requesting a report outlining potential environmental damage from drilling in the Artic National Wildlife Refuge; (8) seeking to adopt the CERES Principles; (9) seeking to adopt a comprehensive recycling strategy; (10) seeking to invest in renewable energy sources; (11) seeking to review ways to link executive compensation to social factors; (12) requesting a report detailing the company’s operations in a particular country and steps to protect human rights; (13) seeking to implement certain human rights standards; (14) seeking to endorse or increase activity on the MacBride Principles; (15) requesting a company to renounce future involvement in antipersonnel landmine and cluster bomb production; (16) requesting a company to increase the diversity of the board; (17) calling for companies to report on the risks associated with outsourcing and/or offshoring; and (18) requesting a board committee to review and report outlining the company’s operations in Iran.

Other Situations

No Proxy Voting Guideline can anticipate all potential proxy voting issues that may arise.  Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and the Funds’ votes are cast in a manner that the Funds believe is in the best interest of the applicable portfolio and its shareholders.

Conflicts of Interest

The Fund recognizes that conflicts of interest exist, or may appear to exist, in certain circumstances when voting proxies.  Since under normal circumstances the adviser or sub-adviser will be responsible for voting proxies related to securities held in a Frust portfolio, the portfolios themselves will not have a conflict of interest with Fund shareholders in the voting of proxies.  The Funds expect each adviser and sub-adviser responsible for voting proxies to adopt policies that address the identification of material conflicts of interest that may exist and how such conflicts are to be resolved to ensure that voting decisions are based on what is in the best interest of each respective Fund portfolio and its shareholders and is not influenced by any conflicts of interest that the adviser or sub-adviser may have.

Fund of Funds

In the event that one or more Funds participates in a “fund of funds” arrangement with another Fund, the potential exists for an apparent or actual conflict of interest.  For example, if the Fund of Funds invests in shares of another Fund (an “underlying Fund’) it is possible that the Fund of Funds may own a majority, if not all, of the shares or a class of shares of the underlying Fund, and thus control the outcome of the proxy vote in the underlying Fund.  In such circumstances, it is the policy of the Fund of Funds to vote proxies of the underlying Fund in a manner the independent Trustees believe is in the best interest of the Fund of Funds.

Disclosure of Proxy Voting Guidelines and Voting Records

The Funds will fully comply with all applicable disclosure obligations under the Rule.  These include the following:

▪
Disclosure in shareholder reports that a description of the Funds’ Proxy Voting Guidelines are available upon request without charge and information about how it can be obtained (e.g., Trust website, SEC web site, and toll free phone number).

▪	Disclosure in the Funds’ Statement of Additional Information (SAI) the actual policies used to vote proxies.

▪
Disclosure in shareholder reports and in the SAI that information regarding how the Funds voted proxies during the most recent twelve month period ended June 30 is available without charge and how such information can be obtained.

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The Funds will file all required reports regarding the Funds’ respective actual proxy voting records on Forms N-PX on an annual basis as required by the Rule.  This voting record will also be made available to shareholders.

The Funds will respond to all requests for guideline descriptions or proxy records within three (3) business days of such request.

Maintenance of Proxy Voting Records

The Funds’ sub-administrators, advisers, and/or sub-advisers will be responsible for maintaining all appropriate records related to the voting of proxies held in a Fund portfolio as required by the Rule.  These records include proxy ballots, share reconciliation reports, recommendation documentation, and other pertinent supporting documentation relating to a particular proxy.  Applicable records shall be maintained for a period of six (6) years.

Review of Proxy Voting Guidelines

This guideline as well as the proxy voting guidelines of all Fund advisers and sub-advisers will be reviewed at least annually.  This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

Dated:                      January 1, 2008

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OLD MUTUAL CAPITAL, INC.

PROXY VOTING POLICY

Introduction

Old Mutual Capital, Inc. (“OMCAP”) recognizes that proxies for companies whose securities are held in the Old Mutual Funds have an economic value, and it seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected client(s).  Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets.

Except for any Funds that OMCAP directly manages itself, OMCAP delegates proxy voting authority and responsibility to sub-advisers of the Old Mutual Funds.  In turn, the sub-advisers are expected to adhere to this Policy, relevant securities laws and their own internal proxy voting policies.  All sub advisers to the Old Mutual Funds are required to have such policies and keep records of their proxy voting under Investment Advisers Act Rules 206(4)-6 and Rule 204-2, as amended.

OMCAP Proxy Voting Policies

Proxy Oversight Committee

OMCAP has established a Proxy Oversight Committee (the “Committee”), consisting of the following employees of OMCAP:

•	Portfolio Manager
•	Trader
•	General Counsel
•	Chief Compliance Officer and
•	Chief Executive Officer

The Committee is primarily responsible for:

♦	Approving OMCAP’s Proxy Voting Policy (the “Policy”) and related Procedures;
♦	Reviewing reports of proxy votes cast;
♦	Reviewing proxies that are voted in a manner inconsistent with the recommendations of a designated, independent third-party proxy research provider;
♦	Seeking to identify and properly address material conflicts of interest that may arise;
♦	Reviewing the proxy voting policies of sub advisers; and
♦	Acting as a resource for OMCAP portfolio managers and sub advisers on proxy matters, if requested.

Sub-advisers are not mandated to use the Committee in any capacity.

Proxy Voting Service

The Committee has authorized the appointment of Institutional Shareholder Services (“ISS”), a division of RiskMetrics Group, to provide research on proxy matters and voting recommendations, and to cast votes on behalf of OMCAP.  ISS executes and maintains appropriate records related to the proxy voting process, and OMCAP has access to those records.  OMCAP maintains records of differences, if any, between this Policy and the actual votes cast.

Proxy Voting Guidelines

OMCAP reviews voting recommendations made to it by ISS and the Committee has determined that the policy provides guidance in the best interest of our clients.  A copy of these guidelines is included as an Exhibit (II-7) to the Consolidated Compliance Policies and Procedures Manual.

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Conflict of Interest Identification and Resolution

OMCAP seeks to minimize the potential for conflict by utilizing the services of ISS to provide voting recommendations that are consistent with relevant regulatory requirements. Occasions may arise during the analysis and voting process in which the best financial interests of clients might conflict with the interests of ISS. ISS has developed a “chinese wall” as security between its proxy recommendation service and the other services it and its affiliated companies provide to clients who may also be a portfolio company for which proxies are solicited.

While it is generally expected that most proxies will be voted consistent with ISS recommendation, there may be instances where OMCAP believes that under the circumstances, an issue should be voted in a manner which differs from the ISS recommended vote.  In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, OMCAP may consider information from various sources, such as other investment professionals, management of the company conducting the proxy, shareholder groups, and other relevant sources. Instances in which proxies are voted against ISS recommendations are considered “Overrides” and all such overrides must be described on the attached Proxy Voting Override Form and approved by the CIO and CCO and subsequently reported to the Committee.  In approving any Override, the CIO and CCO will use their best judgment to ensure that the vote is cast in the best economic interest of the affected client(s).

In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, OMCAP also has developed a Proxy Vote Watch List (the “Watch List”).  The Watch List, which is maintained by OMCAP Investors (a division of OMCAP), summarizes public companies with whom OMCAP may have a material conflict of interest with a client in voting a proxy.  These may include the following situations:

•	Public companies with whom OMCAP has a current or prospective material business relationship;
•	Public companies for whom OMCAP directly or indirectly provides investment advisory services ( e.g. a separate account client, a wrap sponsor);
•	Public companies where a OMCAP employee, or spouse of a OMCAP employee, is a senior officer, director or has a material business relationship; and
•	Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the Watch List if deemed appropriate.

All Overrides approved that related to companies for which a potential conflict of interest has been identified are reviewed by the Committee for its evaluation and input as to how the conflict of interest should be resolved.  If a member of the Committee is the source of the conflict, that member will not participate in the Committee decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, the Committee may decide to take one of the following courses of action:  (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third-party or fiduciary to determine how the proxies should be voted, (4) abstain from voting or (5) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.

Duty of Employees

Employees are required to report to the CCO any attempted or actual improper influence regarding proxy voting.

Disclosure to Clients

OMCAP’s Form ADV will include a description of this Policy and, upon request, OMCAP Inc. will provide clients a copy of the complete Policy.  OMCAP will also provide to clients, upon request, information on how their securities were voted.  OMCAP also will periodically report to the Boards of Trustees of the Old Mutual Funds regarding

1.	Votes cast differently than the ISS recommendations;
2.	Votes cast where a conflict of interest exists; and
3.	Instances where, for whatever reason, OMCAP fails to vote a proxy.

In each case, a brief explanation of the circumstances and resolution will be included.

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OMCAP Proxy Voting Operational Procedures

Reconciliation Process

OMCAP and the custodian each provide holdings to ISS on a daily basis.  Proxy materials are sent to ISS, which verifies that materials for future shareholder meetings are received for each record date position.  ISS researches and resolves situations where expected proxy materials have not been received.  ISS also notifies OMCAP of any proxy materials received that were not expected.

Voting Identified Proxies

A proxy is identified when it is reported through the ISS automated system or when a custodian bank notifies ISS of its existence.   As a general rule, OMCAP votes all U.S. and non-U.S. proxies to which OMCAP is entitled to vote that are identified within the solicitation period.  OMCAP may apply a cost-benefit analysis to determine whether to vote a non-U.S. proxy.  For example, if OMCAP is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as “blocking,” OMCAP generally abstains from voting that proxy.

Although not necessarily an exhaustive list, other instances in which OMCAP may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client’s securities lending program; (2) instances when proxy materials are not delivered in a manner that does not provide OMCAP sufficient time to analyze the proxy and make an informed decision by the voting deadline.

Proxy Oversight Procedures

1.	OMCAP prepares a Proxy Voting Record Report for the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time.

2.
OMCAP also prepares a Proxy Override Summary Report that documents all votes that were overridden during the period.  The Proxy Override Summary Report describes any potential conflicts of interest that have been identified and their resolution.  These reports are periodically reviewed by the Committee and presented to the Trustees of the Old Mutual Funds.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o	These policy and procedures, and any amendments thereto;
o	Each proxy statement (the majority of which are maintained on a third-party automated system);
o	Record of each vote cast ;
o	Documentation, if any, created by OMCAP that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
o	Various reports related to the above procedures; and
o	Each written client request for information and a copy of any written response by OMCAP to a client’s written or oral request for information.

Sub-Adviser Proxy Voting

Each sub-adviser is required to prepare a Proxy Voting Record Report for OMCAP on at least an annual basis.  The Proxy Voting Record Report includes all proxies that were voted during a period of time.  Each sub-adviser also prepares a Proxy Conflict of Interest Report that documents all instances where a material conflict of interest was identified and the resolution of the material conflict of interest, as well as proxy votes made inconsistently with the sub-advisers own proxy voting policies, or proxies not voted at all.

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Sub Adviser Maintenance of Proxy Voting Records

The following records must be maintained by a sub adviser for a period of six years, with records being maintained for the first two years on site:

•	These policy and procedures, and any amendments thereto;

•	Various reports prepared according to the above procedures; and

•	Each written client request for information and a copy of any written response by OM Capital to a client’s written or oral request for information.

Each sub-adviser will maintain the records required to be maintained under the federal securities laws.

Form N-PX

Under Investment Company Act Rule 30b1-4, each Trust of the Old Mutual Funds is required to file on or before August 31 of each year a report on Form N-PX, detailing how the Funds voted each portfolio company proxy during the twelve month period ended on June 30 of that year.  OMCAP’s Compliance and Legal Departments are responsible for working with the Funds’ sub advisers and custodians to prepare and file such yearly reports.

Website

The Forms N-PX for each Trust in the Old Mutual Funds, as filed, also will be available through the Funds’ website.

Dated:                   January 1, 2008

Amended:     April 1, 2009
Amended:     June 1, 2010

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DWIGHT ASSET MANAGEMENT COMPANY
PROXY VOTING POLICY AND PROCEDURES

Dwight Asset Management Company (“Dwight”) is a registered investment adviser specializing in fixed income and stable value strategies.  As a stable value and fixed income manager, Dwight generally does not purchase voting securities on behalf of its clients.  To the extent that a proxy voting situation arises, Dwight assumes a fiduciary responsibility to vote proxies in the best interest of its clients.  In addition, with respect to employee benefit plans governed by the Employee Retirement Income Security Act (“ERISA”) with respect to which Dwight has been granted voting discretion, Dwight is responsible as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries.  So that Dwight may fulfill these fiduciary responsibilities, Dwight has adopted and implemented these written policies and procedures which are designed to ensure that it votes proxies in the best interest of its clients.

Proxy Oversight Committee

Dwight has established a Proxy Oversight Committee (the “Committee”), consisting of the Chief Investment Officer, Head of Credit and the Chief Compliance Officer.  The Committee is primarily responsible for:

•	Approving Dwight’s Proxy Voting Policy and Procedure.
•	Reviewing proxy voting requests and determining the appropriate response.
•	Seeking to identify and properly address conflicts of interest, or potential conflicts of interest, that may arise in the context of voting proxies.
•	Reporting to the Investment and Risk Management Committee on a periodic basis.

The Committee has also authorized the Chief Compliance Officer or his or her designee to coordinate, execute and maintain appropriate records related to the proxy voting process.

Proxy Voting Guidelines

Dwight acknowledges it has a duty of care that requires it to monitor corporate actions and vote client proxies.  If a client’s custodian notifies Dwight of a proxy that requires voting on behalf of a client, Dwight will vote the proxy in accordance with these guidelines and any written guidelines or instructions from clients.  In the event a client’s written guidelines or instructions conflict with what is contained in this Policy, the client’s written guidelines or instructions will prevail.

These guidelines are not rigid policy positions.  Dwight will consider each corporate proxy statement on a case-by-case basis, and may vote in a manner different from that contemplated by these guidelines when deemed appropriate.  There may be occasions when Dwight determines that not voting a proxy may be in the best interest of a client, for example, when the cost of voting the proxy exceeds the expected benefit to the client.  Dwight may change these guidelines from time to time without providing notice of these changes to its clients.

Dwight’s general proxy voting policy is described below along with Dwight’s intended voting practices.

1.
General:   It is Dwight’s policy to review each proxy statement on an individual basis and to base its voting decision on its judgment of what will serve the financial interests of its clients, the beneficial owners of the security.  Economic and any other pertinent considerations will be evaluated.

2.
Management Proposals:  In general, it is Dwight’s intention to vote on proposals introduced by company management in accordance with management’s recommendations on the following types of management proposals:

•	Election of Directors
•	Approval of Independent Auditors
•	Executive Compensation Plans
•	Corporate Structure and Shareholder Rights

3.
Shareholder Proposals:  At times shareholders will submit proposals that generally seek to change some aspect of a company’s corporate governance structure or its business operations.  Dwight will examine each issue solely from an economic perspective.  Generally Dwight will vote with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business, and support the shareholder initiatives concerning the maximization of shareholder value.

4.
Other Situations:  No proxy voting policy can anticipate all potential proxy voting issues that may arise or address all the potential intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here.  Consequently, other issues that appear on proxies are reviewed on a case-by-case basis and Dwight’s vote is cast in a manner that we believe is in the best interest of the affected client(s).

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Conflicts of Interest

Occasions may arise during the voting process in which a client’s financial interests conflict with Dwight’s interests.  A conflict of interest may exist, for example, if Dwight has a business relationship with, or is actively soliciting business from, either (i) the company soliciting the proxy, or (ii) a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote.  A business relationship includes, but is not limited to, employees serving as a director of the company or Dwight managing a company’s pension fund.  If Dwight is aware of a conflict of interest, Dwight will disclose the conflict to its client(s) and will vote the proxy as directed by the client(s).

Voting Process

Dwight has charged its Chief Compliance Officer or his or her designee with responsibility for acting as liaison with clients’ custodian banks and assisting in the coordination and voting of proxies.  After the Chief Compliance Officer or designee is notified of a proxy that requires voting, he or she will submit the proxy to the Proxy Oversight Committee for voting in-line with these procedures.   The Chief Compliance Officer or designee is also responsible for ensuring that the proxies are transmitted for voting in a timely fashion and maintaining a record of the voting record to be made available to clients upon request.

Recordkeeping

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Dwight will maintain the following records for five years from the end of the fiscal year during which the record was created in an easily accessible place, the first two years in its office:

•	Dwight’s proxy voting policies and procedures, and any amendments thereto;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of written client requests for voting information;
•	Records of written responses from Dwight to both written and verbal client requests; and
•	Any other documents prepared that were material to Dwight’s decision to vote a proxy or that memorialized the basis for the decision.

Obtaining a Voting Proxy Report

Clients may request additional copies of these policies and procedures and/or a report on how their individual securities were voted by calling or writing Daniel Whitcomb , Compliance Officer, at 100 Bank St., Suite 800, Burlington, VT 05401 / (802) 383 - 4000 .

August 2003

As amended December 2005

Distributed by Old Mutual Investment Partners
R-10- 037    06 /2010

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PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)	Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(1)	First Amendment to Amended and Restated Agreement and Declaration of Trust, as amended August 2, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(2)	Second Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(3)	Amended Schedule A to Agreement and Declaration of Trust, as amended March 27, 2009. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(4)	Third Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective March 15, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(5)	Fourth Amendment to Amended and Restated Agreement and Declaration of Trust, as amended effective May 18, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(6)	Amended Schedule A to Agreement and Declaration of Trust, as amended June 21, 2010. Attached herewith as an Exhibit.

(b)	Amended and Restated Bylaws dated May 21, 2008. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(c)	Instruments Defining Rights of Security Holders.

(1)	Articles II, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(2)	Article IV of the Amended and Restated Bylaws. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(d)	Investment Advisory Agreement.

(1)	Management Agreement by and between the Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)	First Amendment dated December 21, 2006 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)	Second Amendment dated April 25, 2008 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(iii)	Third Amendment dated March 27, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)	Fourth Amendment dated July 29, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)	Fifth Amendment dated December 4, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)	Sixth Amendment dated March 12, 2010 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(2)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual TS&W Mid-Cap Value Fund.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(3)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual Barrow Hanley Core Bond Fund and the Old Mutual Dwight High Yield Fund.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated August 17, 2009 to Management Agreement between Registrant and Old Mutual Capital, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(4)
Management Agreement by and between the Registrant and Old Mutual Capital, Inc. on behalf of the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund, dated June 21, 2010.  Attached herewith as an Exhibit.

(5)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to the Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Copper Rock Capital Partners LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(6)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to the Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc. and Eagle Asset Management, Inc. dated April 19, 2006. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(7)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Cash Reserves Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company LLC dated March 12, 2010.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(8)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated January 23, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Capital, Inc. and Dwight Asset Management Company dated April 19, 2006. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(9)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Capital, Inc. and Analytic Investors, LLC dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(10)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Heitman REIT Fund, Old Mutual Capital, Inc. and Heitman Real Estate Securities LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(11)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated December 21, 2006 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(ii)
Second Amendment dated July 29, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Value Fund, Old Mutual Capital, Inc. and Barrow, Hanley, Mewhinney & Strauss Inc. dated May 17, 2006.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(12)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of Old Mutual TS&W Small Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated April 19, 2006.  Incorporated herein by reference to PEA No. 88 filed on June 30, 2006.

(i)
First Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of Old Mutual TS&W Small Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated April 19, 2006. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(12)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual TS&W Mid-Cap Value Fund, Old Mutual Capital, Inc. and Thompson, Siegel & Walmsley LLC dated June 4, 2007.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(13)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated April 25, 2008 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated March 27, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated August 8, 2009 to Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Large Cap Growth Fund, Old Mutual Capital, Inc. and Ashfield Capital Partners, LLC dated July 3, 2007.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(14)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Capital, Inc., and  Barrow, Hanley, Mewhinney & Strauss Inc. dated November 19, 2007. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(15)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Dwight High Yield Fund, Old Mutual Capital, Inc., and Dwight Asset Management Company dated November 19, 2007.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(16)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual Strategic Small Company Fund, Old Mutual Capital, Inc., and Ashfield Capital Partners, LLC dated February 27, 2009.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(17)
Investment Sub-Advisory Agreement by and among the Registrant, on behalf of the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund, and Dwight Asset Management Company LLC, dated June 21, 2010.  Attached herewith as an Exhibit.

(e)	Distribution Agreement.

(1)	Distribution Agreement dated July 8, 2004 by and between the Registrant and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 77 filed on October 19, 2004.

(2)	First Amendment dated March 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Second Amendment dated November 1, 2006 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(4)	Third Amendment dated June 4, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(5)	Fourth Amendment dated November 19, 2007 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(6)	Fifth Amendment dated April 25, 2008 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(7)	Sixth Amendment dated March 27, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(8)	Seventh Amendment dated August 17, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(9)	Eighth Amendment dated December 4, 2009 to the Distribution Agreement dated July 8, 2004. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(10)	Ninth Amendment dated June 21, 2010 to the Distribution Agreement dated July 8, 2004. Attached herewith as an Exhibit.

(f)	Not Applicable

(g)	Custodian Agreement.

(1)
Custody Agreement, entered into as of November 1, 2007 with effective dates as indicated on Schedule II thereto, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)	First Amendment dated March 27, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)	Second Amendment dated August 17, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iii)	Third Amendment dated December 4, 2009 to Custody Agreement by and between the Registrant and The Bank of New York. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)	Form of Fourth Amendment dated June 21, 2010 to Custody Agreement by and between the Registrant and The Bank of New York. Attached herewith as an Exhibit.

(2)
Foreign Custody Manager Agreement, entered into as of November 1, 2007 with an effective date of December 10, 2007, by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(h)	Other Material Contracts.

(1)
Fund Sub-Administration and Accounting Agreement, entered into as of November 1, 2007 with effective dates as indicated on Exhibit A thereto, by and between Old Mutual Capital, Inc. and The Bank of New York.  Incorporated herein by reference to PEA No. 100 filed on November 15, 2007.

(i)
First Amendment dated March 27, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(ii)
Second Amendment dated August 17, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.   Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iii)
Third Amendment dated December 4, 2009 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)
Fourth Amendment dated January 1, 2010 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York.   Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)	Form of Fifth Amendment dated June 21, 2010 to Fund Sub-Administration and Accounting Agreement by and between the Registrant and The Bank of New York. Attached herewith as an Exhibit.

(2)	Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated September 17, 2008 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 1, 2009 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

( iii )
Amended Exhibit B dated March 1, 2010 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(iv)	Form of Amended Exhibit A dated June 21, 2010 to the Amended and Restated Agency Agreement dated March 1, 2008 between the Registrant and DST Systems, Inc. Attached herewith as an Exhibit.

(3)	Amended and Restated Expense Limitation Agreement between Old Mutual Capital, Inc. and the Registrant. Incorporated herein by reference to PEA No. 92 filed December 21, 2006.

(i)
First Amendment dated May 9, 2007 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(ii)
Second Amendment dated January 23, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated December 9, 2008 to the Amended and Restated Expense Limitation Agreement dated December 21, 2006 between Old Mutual Capital, Inc. and the Registrant.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(4)	Expense Limitation Agreement between the Registrant and Old Mutual Capital, Inc. dated January 23, 2008. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated May 21, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(ii)
Second Amendment dated December 9, 2008 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(iii)
Third Amendment dated March 6, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated March 27, 2009 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(v)
Fifth Amendment dated March 1, 2010 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)	Fifth Amendment dated June 21, 2010 to the Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc. Attached herewith as an Exhibit.

(5)
Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(i)
First Amendment dated December 9, 2008 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 105 filed on December 9, 2008.

(ii)
Second Amendment dated March 6, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iii)
Third Amendment dated July 29, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(iv)
Fourth Amendment dated August 17, 2009 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(v)
Fifth Amendment dated March 1, 2010 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(vi)
Sixth Amendment dated June 21, 2010 to the Amended and Restated Extended Expense Limitation Agreement dated January 23, 2008 between the Registrant and Old Mutual Capital, Inc.  Attached herewith as an Exhibit.

(7)	Service Plan for the Registrant’s Class A and Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)           Opinion and Consent of Counsel. Attached herewith as an Exhibit.

(j)	Not Applicable.

(k)           Not Applicable.

(l)
Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A.

(m)           Plan under Rule 12b-1.

(1)           Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class A Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class A shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(2)           Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 63 filed on August 1, 2003.

(i)	Amendment dated May 9, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(ii)	Amendment dated June 4, 2007 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 96 filed on June 1, 2007.

(iii)	Amendment dated April 25, 2008 to Schedule A of Distribution Plan under Rule 12b-1 with respect to Class C shares. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(3)
Service Plan under Rule 12b-1 with respect to Class A and Class C Shares of the Old Mutual TS&W Mid-Cap Value Fund and the Old Mutual Cash Reserves Fund.  Incorporated herein by reference to PEA No. 94 filed on May 14, 2007.

(n)	Rule 18f-3 Multiple Class Plan as amended May 18, 2010. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(o)           Not Applicable

(p)           Code of Ethics.

(1)	Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(2)	Code of Ethics of Old Mutual Capital, Inc. and Old Mutual Investment Partners. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(3)	Code of Ethics of Dwight Asset Management Company. Incorporated herein by reference to PEA No. 79 filed on May 13, 2005.

(5)	Code of Ethics of Analytic Investors, LLC. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(6)	Code of Ethics of Heitman Real Estate Securities LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(7)	Code of Ethics of Thompson, Siegel & Walmsley LLC. Incorporated herein by reference to PEA No. 106 filed on July 29, 2009.

(8)	Code of Ethics of Copper Rock Capital Partners LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(9)	Code of Ethics of Eagle Asset Management, Inc. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

(10)	Code of Ethics of Ashfield Capital Partners, LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(11)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC. Incorporated herein by reference to PEA No. 103 filed on July 28, 2008.

(q)	Other: Trustees’ Power of Attorney. Incorporated herein by reference to PEA No.108 filed on May 28, 2010.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 30.                      INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust of the Registrant include the following:

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1.                      Limitation of Liability.  A Trustee or officer, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Section 8.2.                      Indemnification of Covered Persons.  Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

The Amended and Restated Bylaws of the Registrant include the following:

ARTICLE VIII

INDEMNIFICATION

Section 1.                      Indemnification.  For the purpose of this Section 1, “Trust” includes any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction; “proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative; and “expenses” includes without limitation attorney’s fees and any expenses of establishing a right to indemnification under this Section 1.

(a)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlements actually and reasonably incurred by such person in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as a Covered Person, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe that his conduct was unlawful. The termination of any proceeding by judgment, order or settlement shall not, of itself, create a presumption that the person did not meet the requisite standard of conduct set forth in this Section 1. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct set forth in this Section 1.

(b)           The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such action or suit if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

(c)           Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person’s office with the Trust.

Section 2.                      Advance Payments of Indemnifiable Expenses.  To the maximum extent permitted by law, the Trust or applicable Portfolio may advance to a Covered Person, in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding, expenses for which the Covered Person would ultimately be entitled to indemnification; provided that the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Portfolio if it is ultimately determined that he is not entitled to indemnification for such expenses, and further provided that (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification for such expenses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Indemnification Agreements between the Registrant and Old Mutual Capital include the following:

Indemnification Agreement regarding the Registrant’s filings made pursuant to Rule 497 on March 31, 2006:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trusts [Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund], each of the Funds and the Trusts’ current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to any and all errors in the performance returns or the benchmark performance contained in:

a.            The Old Mutual Advisor Funds II July 22, 2005 registration statement (“Retail Registration Statement”) or in any Rule 497 filing made in respect of its Retail Registration Statement filed with the Securities and Exchange Commission (“SEC”)  or other governmental authority, including but not limited to any litigation related thereto; and

b.            The Old Mutual Insurance Series Fund’s April 4, 2006 registration statement (“Insurance Registration Statement”) or in any Rule 497 filing made in respect of its Insurance Registration Statement filed with the SEC or any other governmental authority, including but not limited to any litigation related thereto.

Indemnification Agreement regarding the Registrant’s filings made pursuant to Rule 485(b) on June 30, 2006:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trust, each of the Funds and the Trust’s current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to any and all errors in the Securities Act Filings [defined as filings made by the Trust with the Securities and Exchange Commission on June 30, 2006 under Rule 485(b) and a subsequent Securities Act filing made by the Trust on July 6, 2006 under Rule 497] or related filings made with any other governmental authority, including but not limited to any litigation related thereto.

Indemnification Agreement regarding security breach:

The Company [Old Mutual Capital, Inc.] shall indemnify, defend, and hold harmless the Trusts [including Old Mutual Advisor Funds II], each of the Funds and the Trusts’ current and future trustees and those officers who are not also employees of the Company (collectively, the “Indemnitees”), against any loss, damage, fine, penalty, liability, claim, amount paid in settlement, cost or expense, including reasonable attorneys’ fees (collectively, “Losses”), that any of them may become subject to, or shall incur or suffer, to the extent such Losses arise out of, result from, or relate to the Security Breach [defined as the theft of laptops from the premises of the Company and as a result, personally identifiable financial information may be accessible to unauthorized persons].

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

The list required by this Item 31 of officers and directors of the investment advisor and sub-advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Forms ADV filed by the investment advisor and sub-advisors under the file numbers indicated in the table below:

Adviser/Sub-Adviser	Advisors Act Registration Number
Analytic Investors, LLC	801-07082
Ashfield Capital Partners, LLC	801-67426
Barrow, Hanley, Mewhinney & Strauss LLC	801-31237
Copper Rock Capital Partners LLC	801-63900
Dwight Asset Management Company LLC	801-45304
Eagle Asset Management, Inc.	801-21343
Heitman Real Estate Securities LLC	801-48252
Old Mutual Capital, Inc.	801-63140
Thompson, Siegel & Walmsley LLC	801-06273

ITEM 32.                      PRINCIPAL UNDERWRITERS

(a)	Registrant’s distributor, Old Mutual Investment Partners, acts as distributor for Old Mutual Funds I and the Registrant.

(b)	The principal business address of each person named in the table below is Old Mutual Investment Partners, 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116.

Name	Positions and Office with Old Mutual Investment Partners	Position and Offices with Registrant
Matthew Appelstein	President	None
Mark E. Black	Senior Vice President, Chief Financial Officer, and Treasurer	None
Andra C. Ozols	Senior Vice President, Chief Administrative Officer, General Counsel and Secretary	Vice President and Secretary
Brian Dillon	Senior Vice President and Chief Compliance Officer	None
J.C. Waller	Senior Vice President	None
Shaye L. Wade	Vice President	None
Jerome Heppelmann	Vice President	None

(c)           None.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

U.S. Bank, National Association (successor to Wachovia Bank, NA) 2 Liberty Place, 20th Floor Philadelphia, PA 19109
The Bank of New York Mellon One Wall Street New York, New York 10286

(b)
With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant’s Sub-Administrator:

The Bank of New York Mellon One Wall Street New York, New York 10286

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor or Sub-Advisors:

Old Mutual Capital, Inc. 4643 S. Ulster Street, Suite 600 Denver, CO 80237
Analytic Investors, LLC 555 West 5th Street, 50th Floor Los Angeles, CA 90013
Ashfield Capital Partners, LLC 750 Battery Drive, Suite 600 San Francisco, CA 94111
Barrow, Hanley, Mewhinney & Strauss, LLC 2200 Ross Avenue, 31st Floor Dallas, TX 75201
Copper Rock Capital Partners LLC 200 Clarendon Street, 53rd Floor Boston, MA 02116
Dwight Asset Management Company, LLC 100 Bank Street Burlington, VT 05401
Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716
Heitman Real Estate Securities LLC 191 North Wacker Drive, Suite 2500 Chicago, IL 60606
Thompson, Siegel & Walmsley, LLC. 6806 Paragon Place, Suite 300 Richmond, VA 23230

ITEM 34.                      MANAGEMENT SERVICES

None

ITEM 35.                      UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on this 21st day of June, 2010.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	June 21, 2010
John R. Bartholdson

/s/ Robert M. Hamje	*	Trustee	June 21, 2010
Robert M. Hamje

/s/ Jarrett B. Kling	*	Trustee	June 21, 2010
Jarrett B. Kling

/s/ L. Kent Moore	*	Trustee	June 21, 2010
L. Kent Moore

/s/ Thomas M. Turpin	*	Trustee	June 21, 2010
Thomas M. Turpin

/s/ Julian F. Sluyters		President and Principal	June 21, 2010
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	June 21, 2010
Robert T. Kelly		Financial Officer

*By	/s/ Andra C. Ozols
Andra C. Ozols
Attorney-in-Fact, pursuant to a power of attorney